UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07140
Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments September 30, 2004 (Unaudited)

Description	Number of Shares	Value

Common Stocks 97.0%
Aerospace & Defense 3.7%
Goodrich Corp.	455,540	$14,285,735

Application Software 2.0%
Cadence Design Systems, Inc. (a)	592,860	7,730,894

Auto Parts & Equipment 1.9%
Magna International, Inc., Class A (Canada)	100,700	7,459,856

Biotechnology 2.0%
Applera Corp. - Applied Biosystems Group	418,600	7,898,982

Commercial Printing 2.9%
Valassis Communications, Inc. (a)	379,130	11,214,665

Construction & Engineering 2.3%
Fluor Corp.	200,920	8,944,958

Data Processing & Outsourcing Services 5.7%
BISYS Group, Inc. (a)	827,960	12,096,496
Sabre Holdings Corp., Class A	397,590	9,752,883
		21,849,379

Diversified Chemicals 4.1%
Lyondell Chemical Co.	708,670	15,916,728

Diversified Commercial Services 1.0%
Equifax, Inc.	142,730	3,762,363

Electric Utilities 8.4%
Allegheny Energy, Inc. (a)	562,840	8,982,926
Edison International, Inc.	314,640	8,341,106
Pinnacle West Capital Corp.	196,780	8,166,370
Wisconsin Energy Corp.	218,600	6,973,340
		32,463,742

Employment Services 2.3%
Manpower, Inc.	203,190	9,039,923

Food Retail 2.2%
Albertson’s, Inc.	355,640	8,510,465

Health Care Equipment 2.9%
Bausch & Lomb, Inc.	170,480	11,328,396

Health Care Services 2.0%
IMS Health, Inc.	317,410	7,592,447

Heavy Electrical Equipment 3.2%
Hubbell, Inc., Class B	275,980	12,372,183

Hotels 1.4%
Starwood Hotels & Resorts Worldwide, Inc.	120,190	5,579,220

Industrial Machinery 2.2%
Pall Corp.	340,630	8,338,622

Integrated Oil & Gas 2.0%
Amerada Hess Corp.	85,690	7,626,410

Internet Software & Services 1.7%
BearingPoint, Inc. (a)	730,090	6,527,005

Life & Health Insurance 2.0%
Conseco, Inc. (a)	426,870	7,538,524

Multi-line Insurance 4.2%
Assurant, Inc.	388,060	10,089,560
Horace Mann Educators Corp.	353,000	6,205,740
		16,295,300

Oil & Gas Drilling 3.9%
GlobalSantaFe Corp. (Cayman Islands)	195,700	5,998,205
Transocean, Inc. (Cayman Islands) (a)	251,000	8,980,780
		14,978,985

Oil & Gas Refining & Marketing 4.3%
El Paso Corp.	1,177,310	10,819,479
Valero Energy Corp.	72,420	5,808,808
		16,628,287

Other Diversified Financial Services 1.9%
A.G. Edwards, Inc.	207,460	7,182,265

Paper Packaging 1.6%
Temple-Inland, Inc.	94,910	6,373,207

Pharmaceuticals 2.3%
Mylan Laboratories, Inc.	21,909	394,362
Watson Pharmaceuticals, Inc. (a)	284,170	8,371,648
		8,766,010

Property & Casualty 1.2%
ACE, Ltd. (Cayman Islands)	116,810	4,679,409

Publishing 2.5%
Scholastic Corp. (a)	318,740	9,845,879

Real Estate Investment Trusts 4.1%
General Growth Properties, Inc.	272,400	8,444,400
Macerich Co.	140,700	7,497,903
		15,942,303

Regional Banks 2.0%
Regional Bank HOLDRs Trust	56,700	7,577,955

Restaurants 1.5%
Darden Restaurants, Inc.	248,630	5,798,052

Specialty Chemicals 2.8%
International Flavors & Fragrances, Inc.	279,760	10,686,832

Specialty Stores 3.7%
Linens N Things, Inc. (a)	311,030	7,206,565
Office Depot, Inc. (a)	466,000	7,003,980
		14,210,545

Thrifts & Mortgage Finance 5.1%
PMI Group, Inc.	184,750	7,497,155
Sovereign Bancorp, Inc.	565,090	12,330,264
		19,827,419

Total Long-Term Investments 97.0% (Cost $343,910,325)		374,772,945

Repurchase Agreement 2.5%
State Street Bank & Trust Co. ($9,664,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/04, to be sold on 10/01/04 at $9,664,268) (Cost $9,664,000)		9,664,000

Total Investments 99.5% (Cost $353,574,325)		384,436,945

Other Assets in Excess of Liabilities 0.5%		1,853,671

Net Assets 100.0%		$386,290,616

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security as this stock currently does not declare dividends.

Van Kampen Emerging Markets Fund

Portfolio of Investments September 30, 2004 (Unaudited)

Description	Number of Shares	Value

Common Stocks 92.8%
Bermuda 1.1%
Asia Aluminun Holdings Ltd.	5,523,000	$602,120
Grande Holdings Ltd.	422,000	362,641
Moulin International Holdings	468,000	264,112
TPV Technology Ltd.	1,581,000	1,014,214
Victory City International Holdings	867,000	333,603
		2,576,690

Brazil 8.2%
Banco Bradesco SA - ADR	19,390	1,021,853
Banco Itau SA - ADR	33,618	1,865,799
Brasil Telecom SA	491,164	2,096
Braskem SA - ADR (a)	11,000	363,880
Companhia Energetica de Minas Gerais - ADR	44,428	944,095
Companhia Siderurgica Nacional SA - ADR	36,112	560,819
Companhia Vale do Rio Doce - ADR	35,532	798,404
Companhia Vale do Rio Doce - ADR	191,806	3,692,265
Lojas Arapua SA, 144A - Private Placement - GDR (a) (b) (c) (d)	24,635	0
Petroleo Brasileiro SA - ADR	93,500	2,984,520
Petroleo Brasileiro SA - ADR	123,140	4,340,685
Telesp Celular Participacoes SA - ADR (a)	127,812	789,878
Votorantim Celulose e Papel SA - ADR	34,508	1,192,251
		18,556,545

Cayman Islands 0.9%
Hopewell Highway Infrastructure Ltd.	1,024,000	643,554
Kingboard Chemicals Holdings	317,000	652,565
Kingboard Chemicals Holdings - Warrant	31,700	0
Norstar Founders Group Ltd.	1,175,000	262,226
Sina Corp. (a)	6,600	168,234
Tom Online, Inc. (a)	1,383,000	196,895
		1,923,474

Chile 0.8%
Enersis SA Sponsored - ADR	236,700	1,713,708

China 3.0%
AviChina Industry & Technology	2,442,000	250,568
China Life Insurance Co., Ltd., Class H (a)	1,556,000	1,007,837
China Oilfield Services, Ltd., Class H	2,302,000	679,082
China Petroleum & Chemical Corp., Class H	1,116,000	454,462
Hainan Meilan International Airport, Class H	517,000	427,700
Huaneng Power International, Inc.	834,000	673,900
Lianhua Supermarket Holdings Ltd., Class H	435,000	516,084
Ping An Insurance Co. of China, Ltd. (a)	626,000	919,325
Sinopec Zhenhai Refining & Chemical Co. Ltd., Class H	695,000	730,950

Wumart Stores, Inc. Class H (a)	220,000	434,543
Yanzhou Coal Mining Co., Ltd., Class H	610,000	790,206
		6,884,657

Columbia 0.3%
BanColombia SA - ADR	73,700	596,970
Valores Bavaria SA (a)	1	0
		596,970

Egypt 2.1%
Eastern Tobacco Co.	34,787	702,993
MobiNil - Egyptian Mobile Services	199,964	3,527,833
Orascom Construction Industries	25,575	553,749
		4,784,575

Hong Kong 1.3%
China Resources Power Holdings	557,000	319,696
CNOOC Ltd.	3,211,500	1,678,513
Fountain SET Holdings	925,000	694,044
Shougang Concord Century	2,688,000	282,704
		2,974,957

India 5.2%
ABB Ltd.	29,000	474,178
Bharat Heavy Electricals Ltd.	113,038	1,412,544
Cipla Ltd.	118,500	763,813
Container Corp. of India Ltd.	32,000	509,297
GlaxoSmithKline Pharmaceuticals Ltd.	34,000	498,785
Grasim Industries Ltd. (a)	28,500	712,190
HDFC Bank, Ltd.	41,000	359,609
Hero Honda Motors, Ltd. (a)	79,680	777,023
Hindalco Industries, Ltd.	19,500	572,221
Hindustan Lever, Ltd.	158,490	432,889
Housing Development Finance Corp., Ltd. (a)	47,000	624,722
India-Info.com, Private Co., Ltd. (a) (c) (d)	47,630	0
Industrial Development Bank of India Ltd. (a)	289,999	569,517
Infosys Technologies, Ltd. (a)	30,972	1,143,125
Mahanagar Telephone Nigam Ltd.	158,000	485,902
Mahindra & Mahindra, Ltd. (a)	45,000	419,432
Oil & Natural Gas Corp., Ltd.	45,650	743,987
Siemens India, Ltd. (a)	11,000	270,150
State Bank of India (c)	31,700	345,760
Steel Authority of India Ltd. (a)	731,163	741,829
		11,856,973

Indonesia 2.5%
Bank International Indonesia (a)	18,593,500	325,026
Gudang Garam Tbk	317,500	450,945
PT Bank Central Asia Tbk	3,120,000	681,744
PT Bank Mandiri Tbk	4,934,500	781,714
PT Bank Rakyat Indonesia	3,350,000	750,300
PT Bumi Resources Tbk	11,345,000	929,613
PT Indocement Tunggal Prakarsa Tbk (a)	2,329,000	496,182
PT Ramayana Lestari Santosa Tbk	1,434,000	665,847
PT Telekomunikasi Indonesia Tbk	1,265,000	573,555
		5,654,926

Israel 0.9%
Check Point Software Technologies Ltd. (a)	120,815	2,050,231
Elbit Systems Ltd.	1	20
		2,050,251

Japan 0.0%
Sansui Electric Co., Ltd. (a)	211,000	61,421

Malaysia 1.1%
Commerce Asset Holdings Bhd.	391,000	463,026
Magnum Corp., Bhd.	864,000	547,958
Resorts World Bhd.	175,000	460,526
S P Setia Bhd.	517,999	504,367
Tenaga Nasional Bhd.	77,000	222,895
YTL Corp., Bhd.	331,000	383,263
		2,582,035

Mexico 8.0%
America Movil SA de CV, Class L - ADR	153,209	5,979,747
Cemex SA de CV	89,224	502,228
Cemex SA de CV - ADR	21,825	614,156
Fomento Economico Mexicano SA de CV, Class B - ADR	17,300	764,314
Grupo Financiero Banorte SA de CV, Class O	84,400	397,687
Grupo Televisa SA - ADR	81,600	4,302,768
Telefonos de Mexico SA de CV - ADR	10,987	354,550
Wal-Mart de Mexico SA de CV - ADR	28,144	953,972
Wal-Mart de Mexico SA de CV, Class V	1,225,668	4,161,631
		18,031,053

Morocco 0.4%
Banque Marocaine du Commerce Exterieur	13,600	826,790

Peru 0.2%
Compania de Minas Buenaventura SA - ADR	23,100	548,625

Poland 1.1%
Telekomunikacja Polska SA	158,455	685,445
Telekomunikacja Polska SA - GDR	430,900	1,863,556
		2,549,001

Republic of Korea 13.2%
Cheil Industries, Inc.	69,290	1,031,979
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	22,950	333,836
Daishin Securities Co., Ltd.	44,680	554,862
Doosan Heavy Industries and Construction Co., Ltd.	7,090	69,268
Handsome Co., Ltd.	86,220	752,506
Hankook Tire Co., Ltd.	230,380	2,070,719
Hyundai Department Store Co., Ltd.	7,730	218,172
Hyundai Mobis	49,440	2,490,248

Hyundai Motor Co.	13,040	601,323
Korean Air Lines Co., Ltd. (a)	85,050	1,163,298
KT & G Corp.	39,080	1,033,422
LG Engineering & Construction Corp.	17,670	322,249
LG Investment & Securities Co., Ltd. (a)	200,690	1,328,057
ORION Corp.	11,070	825,804
Pusan Bank	105,190	634,885
Samsung Electronics Co., Ltd.	21,107	8,395,142
Samsung SDI Co., Ltd.	60,730	5,985,979
Shinhan Financial Group Co., Ltd.	79,120	1,367,337
SK Telecom Co., Ltd.	1,060	161,554
STX Shipbuilding Co., Ltd.	56,180	556,189
		29,896,829

Russia 8.4%
AO VimpelCom - ADR (a)	7,500	816,000
Gazprom - ADR	119,800	4,288,840
LUKOIL - ADR	40,286	4,995,464
MMC Norilsk Nickel - ADR	5,400	345,060
Mobile Telesystems - ADR	5,780	838,042
Mobile Telesystems - GDR - 144A Private Placement (b)	8,700	1,244,100
Savings Bank of the Russian Federation - GDR	30,000	1,245,486
Surgutneftegaz - ADR	14,908	715,584
Surgutneftegaz - ADR	60,651	2,207,696
Uralsvyazinform - ADR	83,600	620,312
VolgaTelecom - ADR	109,700	643,939
YUKOS - ADR	67,612	1,088,553
		19,049,076

South Africa 12.2%
African Bank Investments Ltd.	1,465,500	2,946,834
African Life Assurance Co., Ltd.	504,300	1,112,409
Anglo Platinum	28,300	1,191,561
AngloGold Ltd.	3,100	119,593
AngloGold Ltd. - ADR	4,996	194,344
AVI Ltd.	202,400	653,247
Edgars Consolidated Stores Ltd.	46,191	1,351,459
Gold Fields Ltd.	60,900	824,871
Gold Fields Ltd. - ADR	13,300	181,545
Harmony Gold Mining Co., Ltd.	79,200	1,080,095
Harmony Gold Mining Co., Ltd. - ADR	48,300	657,846
Impala Platinum Holdings Ltd.	13,855	1,113,101
Iscor Ltd.	56,300	405,162
Kumba Resources Ltd.	121,800	740,027
Massmart Holdings Ltd.	303,451	1,841,346
MTN Group Ltd.	738,610	3,523,778
Sanlam Ltd.	715,700	1,214,234
Sappi Ltd.	137,600	1,948,948
Sappi Ltd. - ADR	2,000	28,640
Shoprite Holdings Ltd.	1,061,414	1,692,321
Standard Bank Group Ltd.	236,329	1,862,432
Steinhoff International Holdings Ltd.	1,120,900	1,691,735
Telkom South Africa, Ltd.	116,920	1,332,071
		27,707,599

Taiwan-Republic of China 10.5%
Acer, Inc.	476,664	645,278
Asia Optical Co., Inc.	357,241	1,724,177
Catcher Technology Co., Ltd.	130,800	365,686
Cathay Financial Holding Co., Ltd.	630,000	1,186,580
Cheng Shin Rubber Industry Co.	431,824	528,660
Chinatrust Financial Holding Co.	1,275,513	1,373,860
CTCI Corp.	1,172,779	628,151
Cyberlink Corp.	198,732	470,804
Delta Electronics Inc.	187,000	261,404
Eva Airways Corp.	600,484	233,266
Evergreen Marine Corp.	293,240	287,372
Faraday Technology Corp.	112,025	164,840
Fubon Financial Holding Co., Ltd.	823,001	755,669
Hon Hai Precision Industry Co., Ltd.	640,273	2,204,589
Infortrend Technology, Inc.	369,846	761,896
Kaulin Manufacturing Co., Ltd.	269,100	296,976
Largan Precision Co., Ltd.	100,133	704,290
MediaTek, Inc.	216,583	1,453,235
Mega Financial Holding Co., Ltd	734,000	462,260
Novatek Microelectronics Corp.	127,875	338,692
Phoenixtec Power Co., Ltd.	546,630	522,822
Polaris Securities Co., Ltd. (a)	1,670,625	840,721
Richtek Technology Corp.	81,900	160,281
Shin Kong Financial Holdings Co.	1,012,000	824,968
Springsoft Systems Co., Ltd.	329,219	610,382
Sunplus Technology Co., Ltd.	305,800	434,672
Taishin Financial Holdings Co., Ltd.	1,046,619	843,948
Taiwan Cellular Corp.	786,000	754,079
Taiwan Cement Corp.	2,770,053	1,532,578
Tsann Kuen Enterprise Co.	338,125	405,989
Waffer Technology Co., Ltd.	320,700	533,242
Ya Hsin Industrial Co., Ltd.	1,380,836	1,247,548
Yuanta Core Pacific Securities Co.	153,000	108,064
		23,666,979

Thailand 5.3%
Advanced Information Service Public Co., Ltd	603,800	1,457,750
Asian Property Development Public Co., Ltd.	3,054,000	286,082
Bangkok Bank Public Co., Ltd. (a)	826,000	1,964,293
Banpu Public Co., Ltd.	162,600	629,476
CP Seven Eleven Public Co., Ltd.	411,100	575,659
Italian-Thai Development Public Co., Ltd.	3,431,900	762,276
Kasikornbank Public Co., Ltd. (a)	755,400	848,047
Kasikornbank Public Co., Ltd.- NVDR (a)	306,100	332,557
Krung Thai Bank Public Co., Ltd.	2,554,900	503,948
Lalin Property Public Co., Ltd.	950,000	153,670
Land & House Public Co., Ltd.	2,764,600	634,083
MBK Public Co., Ltd.	163,500	199,342
PTT Public Co., Ltd.	299,300	1,221,190
Ratchaburi Electricity Generating Holding Public Co., Ltd.	229,700	209,237
Siam City Bank Public Co., Ltd.	393,600	215,710
Siam Commercial Bank Public Co., Ltd. (a)	355,100	381,505
Siam Makro Public Co., Ltd.	81,000	88,979
Sino Thai Engineering & Construction Public Co., Ltd.	880,000	188,025
Thai Airways International Public Co., Ltd.	434,400	512,219

Total Access Communication Public Co., Ltd. (a)	233,000	782,880
		11,946,928

Turkey 4.8%
Akbank TAS	490,217,828	2,215,674
Akcansa Cimento AS	389,703,975	1,087,907
Arcelik	181,106,900	1,059,316
Enka Insaat ve Sanayi AS	36,626,839	858,156
Hurriyet Gazetecilik	690,311,490	1,250,315
Trakya CAM Sanayi	401,137,979	1,013,177
Turkcell Iletisim Hizmet AS	267,483,509	1,191,186
Turkiye Garanti Bankasi AS (a)	380,479,600	1,277,117
Yapi VE Kredi Bankasi (a)	331,736,000	870,959
		10,823,807

United Kingdom 1.3%
Anglo American Plc	126,263	3,009,938

Total Common Stocks 92.8%		210,273,807

Preferred Stocks 3.2%
Brazil 2.3%
Banco Bradesco SA	24,850	1,309,862
Banco Itau Holding Financeira SA	12,358,966	1,372,498
Banco Nacional SA (a) (c) (d)	19,271,000	0
Braxil Telecom Participacoes SA	2,000	13
Braskem SA	7,097,000	236,319
Companhia Energetica de Minas Gerais	39,257,000	826,608
Companhia Vale do Rio Doce	2,729	52,308
Empresa Brasileira de Aeronautica SA	2	13
Lojas Arupau SA, 144A - Private Placement (a) (b) (c) (d)	31,632,300	0
Petroleo Brasileiro SA	11,839	388,588
Telesp Celular Participacoes SA (a)	419,064,453	1,020,178
Usiminas SA	5,769	89,390
		5,295,777

Republic of Korea 0.9%
Daishin Securities Co., Ltd.	39,240	296,472
Hyundai Motor Co.	8,580	222,044
Samsung Electronics Co., Ltd.	5,410	1,416,513
		1,935,029

Total Preferred Stocks		7,230,806

Investment Company 0.3%
Morgan Stanley Growth Fund (a) (e)	2,195,167	733,634

Description	Market Value

Corporate Bonds 0.5%
Brazil 0.0%
Companhia Vale do Rio Doce - ADR ($31,997 par, 0.00% coupon, 09/29/49 maturity) (c) (d)	0

United States 0.5%
MCSI Holding Ltd. Secured Notes ($1,268,157 par, 0.00% coupon, 04/15/07 maturity) (c) (d)	1,077,933

Total Corporate Bonds	1,077,933

Total Long-Term Investments 96.8%
(Cost $166,401,465)	219,316,180

Repurchase Agreement 0.4%
State Street Bank & Trust Co. ($981,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/04, to be sold on 10/01/04 at $981,027)	981,000
(Cost $981,000)

Total Investments 97.2%
(Cost $167,382,465)	220,297,180

Foreign Currency 2.9%
(Cost $6,487,264)	6,513,148

Liabilities in Excess of Other Assets (0.1%)	(206,465)

Net Assets 100.0%	$226,603,863

Percentages are calculated as a percentage of net assets.

(a)                               Non-income producing security as this stock currently does not declare dividends.

(b)                               144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)                                Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(d)                               Security has been deemed illiquid.

(e)                                The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR    - American Depositary Receipt

GDR   - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Forward foreign currency contracts outstanding as of September 30, 2004:

	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
South African Rand
26,138,574 expiring 06/27/05	$3,897,562	$(47,562)

Summary of Long-Term Investments by Industry Classification

Industry	Market Value	Percent of Net Assets

Diversified Banks	$28,068,172	12.4%
Wireless Telecommunication Services	22,730,945	10.0%
Integrated Oil & Gas	19,762,301	8.7%
Semiconductors	12,203,093	5.4%
Diversified Metals & Mining	11,559,520	5.1%
Electronic Equipment Manufacturers	10,352,084	4.6%
Hypermarkets & Super Centers	7,045,927	3.1%
Life & Health Insurance	6,265,352	2.8%
Integrated Telecommunication Services	5,917,501	2.6%
Other Diversified Financial Services	5,384,922	2.4%
Oil & Gas Exploration & Production	5,345,780	2.4%
Electric Utilities	5,293,402	2.3%
Construction Materials	4,945,240	2.2%
Broadcasting & Cable TV	4,302,768	1.9%
Precious Metals & Minerals	3,511,133	1.5%
Paper Products	3,169,840	1.4%
Tires & Rubber	2,882,084	1.3%
Auto Parts & Equipment	2,752,474	1.2%
Construction & Engineering	2,523,719	1.1%
Photographic Products	2,428,467	1.1%
Gold	2,400,448	1.1%
Food Retail	2,267,980	1.0%
Tobacco	2,187,361	1.0%
Investment Banking & Brokerage	2,179,392	1.0%
Apparel Retail	2,103,965	0.9%
Systems Software	2,050,231	0.9%
Airlines	1,908,783	0.8%
Heavy Electrical Equipment	1,886,722	0.8%
Steel	1,797,200	0.8%
Home Furnishings	1,691,735	0.7%
Computer Hardware	1,659,492	0.7%
Electrical Components & Equipment	1,582,030	0.7%
Automobile Manufacturers	1,493,367	0.7%
Computer & Electronics Retail	1,483,922	0.6%
Packaged Foods	1,479,051	0.6%
Pharmaceuticals	1,262,598	0.6%
Publishing	1,250,315	0.6%
IT Consulting & Other Services	1,143,125	0.5%
Industrial Conglomerates	1,128,306	0.5%
Application Software	1,081,187	0.5%
Household Appliances	1,059,316	0.5%
Apparel & Accessories	1,031,979	0.5%
Textile	1,027,646	0.5%
Building Products	1,013,177	0.4%
General Merchandise Stores	950,627	0.4%
Homebuilding	920,165	0.4%
Construction & Farm Machinery	890,026	0.4%
Department Stores	884,019	0.4%
Real Estate Management & Development	857,379	0.4%
Motorcycle Manufacturers	777,023	0.3%
Soft Drinks	764,314	0.3%
Computer Storage & Peripherals	761,896	0.3%
Oil & Gas Refining & Marketing	730,950	0.3%

Oil & Gas Equipment & Services	679,082	0.3%
Highways & Railtracks	643,554	0.3%
Thrifts & Mortgage Finance	624,722	0.3%
Aluminum	602,120	0.3%
Commodity Chemicals	600,198	0.3%
Casinos & Gaming	547,958	0.2%
Railroads	509,297	0.2%
Hotels	460,526	0.2%
Household Products	432,888	0.2%
Airport Services	427,700	0.2%
Consumer Electronics	424,062	0.2%
Internet Software & Services	365,129	0.2%
Industrial Machinery	296,976	0.1%
Marine	287,372	0.1%
Health Care Supplies	264,112	0.1%
Aerospace & Defense	33	0.0%
	$219,316,180	96.8%

Van Kampen Emerging Markets Income Fund
Portfolio of Investments September 30, 2004 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Domestic Corporate Bonds 0.0%
	Telecommunications 0.0%
$465	Exodus Communications, Inc. (a) (b) (c)	11.625%	07/15/10	$0
2,139	Rhythms Netconnections, Inc. (a) (b) (c)	13.500	05/15/08	0
245	Rhythms Netconnections, Inc. (a) (b) (c)	14.000	02/15/10	0

Total Domestic Corporate Bonds				0

Par
Amount
in Local
Currency
(000)	Description	Coupon	Maturity	Value
	Foreign Bonds and Debt Securities 13.4%
	Chile 1.7%
585	Empresa Nacional Del Petro	6.750	11/15/12	659,601
420	Empresa Nacional Del Petro, 144A-Private Placement (d)	6.750	11/15/12	469,112
				1,128,713

	Indonesia 2.8%
3,230	Pindo Deli Finance Mauritius (a)	10.750	10/01/07	1,009,375
700	Tjiwi Kimia Finance Mauritius (a)	10.000	08/01/04	288,750
1,520	Tjiwi Kimia Intl Finance (a)	13.250	08/01/49	627,000
				1,925,125

	Mexico 8.9%
1,550	Pemex Project Funding Master Trust	9.125	10/13/10	1,848,375
1,300	Pemex Project Funding Master Trust, 144A - Private Placement (d)	2.820	06/15/10	1,316,900
380	Petroleos Mexicanos	8.625	12/01/23	430,350
950	Petroleos Mexicanos	9.500	09/15/27	1,161,375
630	Petroleos Mexicanos Global Gtd Bd	9.500	09/15/27	768,915
1,013	Satelites Mexicanos SA (a)	10.125	11/01/04	541,955
				6,067,870

	United Kingdom 0.0%
665	Esprit Telecom Group (DEM) (a) (c)	11.000	06/15/08	0

Total Foreign Bonds and Debt Securities				9,121,708

	Foreign Convertible Corporate Obligation 0.0%
425	KPNQuest NV (Convertible into 60,369 Common Shares) (EUR) (Netherlands) (a) (b)	10.000	03/15/12	15

Par
Amount
in Local
Currency
(000)	Description	Coupon	Maturity	Value
	Foreign Government Obligations 82.6%
	Argentina 3.5%
1,810	Republic of Argentina (a)	0.000	04/10/05	628,975
3,980	Republic of Argentina (a)	11.750	04/07/09	1,223,850
360	Republic of Argentina (a)	11.375	03/15/10	110,700
215	Republic of Argentina (a)	11.375	01/30/17	66,650
50	Republic of Argentina (a)	12.000	02/01/20	14,750
602	Republic of Argentina (a) (e)	6.000	03/31/23	311,009
110	Republic of Argentina (a)	11.750	06/15/15	33,825
				2,389,759

	Brazil 16.6%
2,550	Federated Republic of Brazil	14.500	10/15/09	3,302,250
2,369	Federated Republic of Brazil (e)	8.000	04/15/14	2,357,892
1,160	Federated Republic of Brazil	10.500	07/14/14	1,294,560
1,415	Federated Republic of Brazil	8.875	04/15/24	1,358,400
960	Federated Republic of Brazil	11.000	08/17/40	1,077,360
1,580	Federated Republic of Brazil (Variable Rate) (e) (f)	2.060	04/15/24	1,402,408
520	Federated Republic of Brazil (Variable Rate) (e) (f)	6.000	04/15/24	469,883
				11,262,753

	Bulgaria 1.7%
670	Republic of Bulgaria	8.250	01/15/15	831,150
287	Republic of Bulgaria, 144A - Private Placement (d)	8.250	01/15/15	355,162
				1,186,312

	Columbia 2.6%
959	Republic of Columbia	9.750	04/09/11	1,087,988
250	Republic of Columbia	11.750	02/25/20	306,875
320	Republic of Columbia	10.375	01/28/33	348,800
				1,743,663

	Ivory Coast 0.1%
495	Ivory Coast Government International Bond (Variable Rate) (a) (f)	2.000	03/29/18	87,173

	Malaysia 2.0%
1,120	Malaysia	8.750	06/01/09	1,343,160

	Mexico 10.8%
1,080	United Mexican States	10.375	02/17/09	1,331,100
1,700	United Mexican States	8.375	01/14/11	1,997,500
650	United Mexican States	8.125	12/30/19	747,500
420	United Mexican States	8.000	09/24/22	474,600
1,841	United Mexican States	11.500	05/15/26	2,775,307
				7,326,007

	Nigeria 1.4%
1,000	Central Bank of Nigeria	6.250	11/15/20	942,500

	Panama 1.6%
640	Republic of Panama	9.625	02/08/11	737,600
310	Republic of Panama	9.375	04/01/29	348,750
				1,086,350

	Peru 2.4%
590	Republic of Peru	9.875	02/06/15	681,450
470	Republic of Peru	8.375	05/03/16	491,150
530	Republic of Peru (Variable Rate) (e) (f)	4.500	03/07/17	474,598
				1,647,198

	Philippines 7.4%
3,050	Republic of Philippines	8.875	03/17/15	3,053,813
790	Republic of Philippines	9.875	01/15/19	817,650
1,060	Republic of Philippines	10.625	03/16/25	1,136,850
				5,008,313

	Qatar 0.7%
320	State of Qatar	9.750	06/15/30	458,080

	Russia 18.1%
1,500	Aries Vermogensverwaltung	9.600	10/25/14	1,686,075
1,000	Russian Federation	8.250	03/31/10	1,089,911
2,116	Russian Federation	11.000	07/24/18	2,767,006
2,210	Russian Federation	12.750	06/24/28	3,375,859
3,373	Russian Federation (g)	5.000/7.500	03/31/30	3,252,833
130	Russian Federation, 144A - Private Placement (d) (g)	5.000/7.500	03/31/30	125,775
				12,297,459

	Tunisia 0.3%
180	Central Bank of Tunisia	7.375	04/24/12	205,425
20	Central Bank of Tunisia	7.375	04/25/12	22,825
				228,250

	Turkey 8.1%
640	Citigroup Global Mkts Hldgs - Turkish Currency Indexed Credit Linked Note, 144A - Private Placement (Republic of Turkey) (d)	0.000	02/23/06	629,504
1,410	Citigroup Global Mkts Hldgs - Turkish Currency Indexed Credit Linked Note, 144A - Private Placement (Republic of Turkey) (d)	0.000	02/23/06	1,418,742

560	Citigroup Global Mkts Hldgs - Turkish Currency Indexed Credit Linked Note, 144A - Private Placement (Republic of Turkey) (d)	0.000	02/23/06	583,408
935	Republic of Turkey	11.500	01/23/12	1,168,750
1,400	Republic of Turkey	11.000	01/14/13	1,723,750
				5,524,154

	Ukraine 1.2%
800	Ukraine Government (Variable Rate), 144A - Private Placement (d) (f)	5.330	08/05/09	812,000

	Venezuela 4.1%
1,440	Republic of Venezuela	10.750	09/19/13	1,621,440
450	Republic of Venezuela	8.500	10/08/14	441,000
720	Republic of Venezuela	9.375	01/13/34	713,160
				2,775,600

Total Foreign Government Obligations				56,118,731

Description	Value
Equities 0.0%
Cental Bank of Nigeria (750 Common Stock Warrants) (c) (h)	0
Dobson Communications Corp. (60 Preferred Shares) (i)	2,535
Republic of Venezuela (3,200 Common Stock Warrants) (c) (h)	0
Viatel Holding Bermuda Ltd. (876 Common Shares) (h)	526

Total Equities	3,061

Total Long-Term Investments 96.0%
(Cost $63,378,468)	65,243,515

Repurchase Agreement 2.8%
State Street Bank & Trust Co. ($1,895,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/04, to be sold on 10/01/04 at $1,895,053)	1,895,000
(Cost $1,895,000)

Total Investments 98.8%
(Cost $65,273,468)	67,138,515

Other Assets in Excess of Liabilities 1.2%	844,808

Net Assets 100.0%	$67,983,323
.

Percentages are calculated as a percentage of net assets

(a)	Non-income producing as security is in default.
(b)	This borrower has filed for protection in federal bankruptcy court.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.
(d)

144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)

Item represents a “Brady Bond” which is the product of the “Brady Plan” under which various Latin American, African, and Southeast Asian nations have converted their outstanding external defaulted commercial bank loans into bonds. Certain Brady Bonds have been collateralized, as to principal due at maturity, by U.S. Treasury zero coupon bonds with a maturity date equal to the final maturity date of such Brady Bonds.

(f)	Variable rate security. Interest rate shown is that in effect at September 30, 2004.
(g)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.
(h)	Non-income producing security.
(i)	Payment-in-kind security.
(EUR)	- Eurodollar
(DEM)	- German Mark

Futures contracts outstanding as of September 30, 2004:

	Contracts	Unrealized Appreciation/Depreciation
Short Contracts:
10-Year U.S. Treasury — December 2004 (Current Notional Value of $112,625 per contract)	(37)	$(55,886)
5-Year U.S. Treasury — December 2004 (Current Notional Value of $110,750 per contract)	(77)	(84,006)
	(114)	$(139,892)

Summary of Long Term Investments by Industry Classification (Unaudited)

Industry	Value	Percent of Net Assets
Foreign Government Obligations	$56,118,731	82.5%
Energy	6,654,628	9.8
Forest Products	1,925,125	2.8
Cable	541,955	0.8
Telecommunications	3,341	0.0
	$65,243,780	96.0%

Van Kampen Equity Growth Fund

Portfolio of Investments September 30, 2004 (Unaudited)

Description	Number of Shares	Value

Common Stocks 98.7%
Advertising 0.7%
Lamar Advertising Co., Class A (a)	18,300	$761,463

Air Freight & Couriers 0.6%
CH Robinson Worldwide, Inc.	12,910	598,895

Apparel & Accessories 0.7%
Coach, Inc. (a)	16,400	695,688

Apparel Retail 0.7%
Chico’s FAS, Inc. (a)	21,743	743,611

Asset Management & Custody Banks 0.8%
Franklin Resources, Inc.	14,800	825,248

Biotechnology 4.8%
Amgen, Inc. (a)	35,472	2,010,553
Biogen Idec, Inc. (a)	16,700	1,021,539
Genentech, Inc. (a)	19,300	1,011,706
Gilead Sciences, Inc. (a)	27,450	1,026,081
		5,069,879

Broadcasting & Cable TV 3.1%
EchoStar Communications Corp., Class A (a)	18,100	563,272
NTL, Inc. (a)	9,100	564,837
Univision Communications, Inc., Class A (a)	48,845	1,543,990
XM Satellite Radio Holdings, Inc., Class A (a)	20,000	620,400
		3,292,499

Casinos & Gaming 4.6%
GTECH Holdings Corp.	44,500	1,126,740
International Game Technology	63,300	2,275,635
Station Casinos, Inc.	11,500	563,960
Wynn Resorts, Ltd. (a)	18,385	950,321
		4,916,656

Communications Equipment 4.9%
Cisco Systems, Inc. (a)	76,900	1,391,890
QUALCOMM, Inc.	97,758	3,816,472
		5,208,362

Computer Hardware 1.8%
Dell, Inc. (a)	52,350	1,863,660

Computer Storage & Peripherals 0.0%
Seagate Technology, Inc. (a) (b) (c)	15,200	0

Consumer Finance 1.6%
American Express Co.	10,250	527,465
MBNA Corp.	15,100	380,520
SLM Corp.	18,100	807,260
		1,715,245

Data Processing & Outsourcing Services 2.2%
First Data Corp.	30,300	1,318,050
Paychex, Inc.	34,880	1,051,632
		2,369,682

Department Stores 0.6%
Dollar Tree Stores, Inc. (a)	21,600	582,120

Diversified Commercial Services 2.4%
Apollo Group, Inc., Class A (a)	19,600	1,438,052
Choicepoint, Inc. (a)	12,300	524,595
Iron Mountain, Inc. (a)	17,800	602,530
		2,565,177

Gold 3.3%
Newmont Mining Corp.	76,600	3,487,598

Health Care Distributors 0.5%
Patterson Co., Inc. (a)	7,400	566,544

Health Care Equipment 5.3%
Alcon, Inc. (Switzerland)	6,600	529,320
Boston Scientific Corp. (a)	21,550	856,181
Guidant Corp.	34,700	2,291,588
Medtronic, Inc.	15,600	809,640
Zimmer Holdings, Inc. (a)	14,100	1,114,464
		5,601,193

Health Care Services 1.1%
Caremark Rx, Inc. (a)	35,340	1,133,354

Health Care Supplies 1.0%
Fisher Scientific International, Inc. (a)	18,200	1,061,606

Home Entertainment Software 1.7%
Electronic Arts, Inc. (a)	38,700	1,779,813

Home Improvement Retail 1.1%
Home Depot, Inc.	30,800	1,207,360

Homebuilding 0.5%
Lennar Corp., Class A	12,200	580,720

Hotels 3.0%
Carnival Corp. (Panama)	67,100	3,173,159

Household Products 1.5%
Procter & Gamble Co.	29,150	1,577,598

Hypermarkets & Super Centers 2.8%
Wal-Mart Stores, Inc.	56,375	2,999,150

Industrial Conglomerates 2.1%
3M Co.	15,550	1,243,533
Tyco International, Ltd. (Bermuda)	32,900	1,008,714
		2,252,247

Integrated Oil & Gas 2.9%
Exxon Mobil Corp.	33,000	1,594,890
Suncor Energy, Inc. (Canada)	45,300	1,450,053
		3,044,943

Internet Retail 2.4%
eBay, Inc. (a)	27,979	2,572,389

Internet Software & Services 2.6%
Google, Inc., Class A (a)	3,000	388,800
Yahoo!, Inc. (a)	70,840	2,402,184
		2,790,984

Investment Banking & Brokerage 0.6%
Ameritrade Holding Corp. (a)	48,900	587,289

Managed Health Care 1.2%
UnitedHealth Group, Inc.	16,500	1,216,710

Motorcycle Manufacturers 0.5%
Harley-Davidson, Inc.	8,700	517,128

Movies & Entertainment 2.1%
News Corp., Ltd. - ADR (Australia)	50,645	1,664,701
Time Warner, Inc. (a)	32,400	522,936
		2,187,637

Multi-line Insurance 0.5%
American International Group, Inc.	7,425	504,826

Multi-Utilities & Unregulated Power 1.0%
Questar Corp.	22,920	1,050,194

Oil & Gas Equipment & Services 2.0%
Schlumberger Ltd. (Netherlands)	23,900	1,608,709
Smith International, Inc. (a)	8,935	542,623
		2,151,332

Oil & Gas Exploration & Production 2.2%
Ultra Petroleum Corp. (Canada) (a)	39,635	1,944,097
XTO Energy, Inc.	11,900	386,512
		2,330,609

Other Diversified Financial Services 1.7%
Brascan Corp., Class A (Canada)	25,700	776,140
Citigroup, Inc.	22,466	991,200
		1,767,340

Packaged Foods 1.5%
WM Wrigley Jr Co.	25,200	1,595,412

Personal Products 1.8%
Gillette Co.	45,600	1,903,344

Pharmaceuticals 5.5%
Johnson & Johnson	58,750	3,309,388
Pfizer, Inc.	80,389	2,459,903
		5,769,291

Property & Casualty 2.0%
Berkshire Hathaway, Inc., Class B (a)	735	2,110,185

Semiconductors 2.3%
Intel Corp.	53,014	1,063,461
Linear Technology Corp.	15,225	551,754
Marvell Technology Group, Ltd. (Bermuda) (a)	29,420	768,745
		2,383,960

Soft Drinks 2.2%
PepsiCo, Inc.	47,700	2,320,605

Specialized Finance 1.0%
Moody’s Corp.	15,100	1,106,075

Specialty Stores 0.8%
PETsMART, Inc.	28,920	821,039

Systems Software 6.4%
Adobe Systems, Inc.	17,900	885,513
Microsoft Corp.	191,700	5,300,505

Symantec Corp. (a)	11,300	620,144
		6,806,162

Thrifts & Mortgage Finance 0.5%
Freddie Mac	8,200	534,968

Wireless Telecommunication Services 1.6%
America Movil SA de CV, Class L - ADR (Mexico)	20,700	807,921
Crown Castle International Corp. (a)	58,000	863,040
		1,670,961

Total Long-Term Investments 98.7%
(Cost $92,760,117)		104,371,910

Repurchase Agreement 1.6%
State Street Bank & Trust Co. ($1,709,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/04, to be sold on 10/01/04 at $1,709,047)		1,709,000
(Cost $1,709,000)

Total Investments 100.3%
(Cost $94,469,117)		106,080,910

Liabilities in Excess of Other Assets (0.3%)		(318,322)

Net Assets 100.0%		$105,762,588

                                                Percentages are calculated as a percentage of net assets.

(a)                               Non-income producing security as this stock currently does not declare dividends.

(b)                               Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)                                Security has been deemed illiquid

ADR                       - American Depositary Receipt

Van Kampen Focus Equity Fund

Portfolio of Investments September 30, 2004  (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.8%
Advertising 1.0%
Lamar Advertising Co., Class A (a)	49,500	$2,059,695

Apparel Retail 0.9%
Chico’s FAS, Inc. (a)	56,300	1,925,460

Asset Management & Custody Banks 1.2%
Franklin Resources, Inc.	43,200	2,408,832

Biotechnology 5.3%
Amgen, Inc. (a)	111,549	6,322,597
Biogen Idec, Inc. (a)	36,200	2,214,354
Gilead Sciences, Inc. (a)	66,200	2,474,556
		11,011,507

Broadcasting & Cable TV 2.5%
Univision Communications, Inc., Class A (a)	161,740	5,112,601

Casinos & Gaming 4.3%
GTECH Holdings Corp.	99,400	2,516,808
International Game Technology	175,200	6,298,440
		8,815,248

Communications Equipment 5.2%
Cisco Systems, Inc. (a)	151,000	2,733,100
QUALCOMM, Inc.	205,952	8,040,366
		10,773,466

Computer Hardware 1.8%
Dell, Inc. (a)	102,825	3,660,570

Data Processing & Outsourcing Services 2.9%
First Data Corp.	86,200	3,749,700
Paychex, Inc.	70,890	2,137,333
		5,887,033

Diversified Commercial Services 2.0%
Apollo Group, Inc., Class A (a)	57,400	4,211,438

Gold 4.0%

Newmont Mining Corp.	181,500	8,263,695

Health Care Equipment 4.2%
Guidant Corp.	82,000	5,415,280
Zimmer Holdings, Inc. (a)	41,100	3,248,544
		8,663,824

Health Care Services 1.1%
Caremark Rx, Inc. (a)	71,900	2,305,833

Health Care Supplies 1.6%
Fisher Scientific International, Inc. (a)	54,900	3,202,317

Home Entertainment Software 2.4%
Electronic Arts, Inc. (a)	108,900	5,008,311

Home Improvement Retail 1.8%
Home Depot, Inc.	93,700	3,673,040

Hotels 4.2%
Carnival Corp.	183,400	8,672,986

Hypermarkets & Super Centers 3.5%
Wal-Mart Stores, Inc.	133,925	7,124,810

Industrial Conglomerates 2.9%
3M Co.	50,500	4,038,485
Tyco International, Ltd. (Bermuda)	66,900	2,051,154
		6,089,639

Integrated Oil & Gas 4.1%
Exxon Mobil Corp.	78,900	3,813,237
Suncor Energy, Inc. (Canada)	146,600	4,692,666
		8,505,903

Internet Retail 2.9%
eBay, Inc. (a)	65,050	5,980,697

Internet Software & Services 2.7%
Yahoo!, Inc. (a)	161,500	5,476,465

Movies & Entertainment 2.2%
News Corp., Ltd. - ADR (Australia)	136,400	4,483,468

Multi-Utilities & Unregulated Power 1.0%
Questar Corp.	44,890	2,056,860

Oil & Gas Equipment & Services 2.1%
Schlumberger, Ltd.	64,700	4,354,957

Oil & Gas Exploration & Production 2.8%
Ultra Petroleum Corp. (a)	117,840	5,780,052

Other Diversified Financial Services 0.9%
Citigroup, Inc.	44,483	1,962,590

Packaged Foods 1.8%
WM Wrigley Jr. Co.	59,200	3,747,952

Personal Products 2.0%
Gillette Co.	96,800	4,040,432

Pharmaceuticals 5.5%
Johnson & Johnson	117,350	6,610,326
Pfizer, Inc.	158,250	4,842,450
		11,452,776

Property & Casualty 3.1%
Berkshire Hathaway, Inc., Class B (a)	2,223	6,382,233

Semiconductors 2.2%
Intel Corp.	105,848	2,123,311
Marvell Technology Group, Ltd. (Bermuda) (a)	94,300	2,464,059
		4,587,370

Soft Drinks 2.7%
PepsiCo, Inc.	116,100	5,648,265

Specialized Finance 1.1%
Moody’s Corp.	30,100	2,204,825

Specialty Stores 1.1%
PETsMART, Inc.	76,540	2,172,971

Systems Software 5.5%
Microsoft Corp.	412,300	11,400,095

Wireless Telecommunication Services 2.3%
Crown Castle International Corp. (a)	313,900	4,670,832

Total Long-Term Investments 98.8%
(Cost $184,993,102)		203,779,048

Repurchase Agreement 1.5%
State Street Bank & Trust Co. ($3,143,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/04, to be sold on 10/01/04 at $3,143,087)		3,143,000
(Cost $3,143,000)

Total Investments 100.3%

(Cost $188,136,102)	206,922,048

Liabilities in Excess of Other Assets (0.3%)	(558,312)

Net Assets 100.0%	$206,363,736

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
ADR	-	American Depositary Receipt

Van Kampen Global Equity Allocation Fund

Portfolio of Investments - September 30, 2004 (Unaudited)

Description	Number of Shares	Value

Common Stocks 92.2%
Australia 1.1%
Alumina, Ltd.	11,353	$46,363
Amcor, Ltd.	8,285	43,226
AMP, Ltd.	12,959	58,666
Ansell, Ltd.	1,626	10,445
Australia and New Zealand Banking Group, Ltd.	14,090	194,736
Australian Gas & Light Co., Ltd.	4,531	43,954
BHP Biliton, Ltd.	34,733	362,428
BlueScope Steel, Ltd.	8,576	54,216
Boral, Ltd.	6,115	30,615
Brambles Industries Plc	9,647	49,631
Centro Properties Group	7,322	24,580
CFS Gandel Retail Trust (a)	14,734	16,595
CFS Gandel Retail Trust	540	597
Coca-Cola Amatil, Ltd.	4,912	25,057
Coles Myer, Ltd.	10,467	71,115
Commonwealth Bank of Australia	11,642	255,397
CSL, Ltd.	833	17,191
CSR, Ltd.	15,205	27,069
Fairfax	9,495	25,597
Foster’s Group, Ltd.	19,893	68,373
General Property Trust	19,293	51,731
Insurance Australia Group, Ltd.	16,561	62,577
Investa Property Group	12,499	18,165
Leighton Holdings, Ltd.	2,104	14,647
Lend Lease Corp., Ltd.	4,040	33,525
Macquarie Bank, Ltd.	2,036	53,734
Macquarie Infrastructure Group, Ltd.	18,628	50,625
Mayne Nickless, Ltd.	8,774	25,184
Mirvac Group, Ltd.	7,596	24,010
National Australia Bank, Ltd.	14,686	287,919
Newcrest Mining, Ltd.	3,576	39,471
News Corp., Ltd.	13,878	115,064
OneSteel, Ltd.	3,724	8,226
Orica, Ltd.	2,988	37,562
Origin Energy, Ltd.	3,053	13,466
PaperlinX, Ltd.	2,634	10,202
Patrick Corp., Ltd.	9,102	37,369
QBE Insurance Group, Ltd.	6,500	61,878
Rinker Group, Ltd.	9,511	59,643
Rio Tinto, Ltd.	2,996	82,662
Santos, Ltd.	7,562	40,388
Southcorp, Ltd. (a)	6,940	16,995
Stockland Trust Group	2	9
Stockland Trust Group	11,034	45,622
Stockland Trust Group	392	1,590
Suncorp-Metway, Ltd.	5,230	58,146
Tabcorp Holdings, Ltd.	3,857	42,741
Telstra Corp., Ltd.	21,034	71,072
Transurban Group	5,387	21,256
Wesfarmers, Ltd.	3,661	85,129
Westfield Group (a)	10,454	115,541

Westpac Banking Corp., Ltd.	16,465	212,127
WMC Resources, Ltd.	11,541	44,950
Woodside Petroleum, Ltd	4,645	65,818
Woolworths, Ltd.	9,631	95,318
		3,430,213

Austria 0.7%
Bank of Austria Creditanstalt, AG	4,283	303,987
Boehler-Udderholm, AG	738	68,195
Erste Bank Der Oester Spark	13,696	570,308
Flughafen Wein, AG	745	45,376
IMMOFINANZ Immobilien Anlagen (a)	24,585	204,135
Oesterreichish Elektrizitaets, AG, Class A	662	115,522
OMV, AG	879	202,677
Rhi, AG (a)	826	18,276
Telekom Austria, AG	23,084	323,662
Voestalpine, AG	1,960	111,192
Wienerberger Baustoffindustrie, AG	2,846	106,835
		2,070,165

Belgium 0.5%
AGFA-Gevaert, NV	2,755	79,961
Bekaert, SA	94	5,871
Dexia	21,370	399,506
Electrabel, SA	210	75,516
Fortis, AG	28,339	674,918
KBC Bankverzekerin Holdings	1,629	106,102
Solvay, SA	1,214	112,421
UCB, SA	1,750	93,253
		1,547,548

Bermuda 0.4%
Cheung Kong Infrastructure	11,000	28,429
Esprit Holdings, Ltd.	18,000	92,116
Everest Re Group, Ltd.	100	7,433
Ingersoll-Rand Co., Class A	2,600	176,722
Johnson Electric Holdings, Ltd.	30,500	29,926
Li & Fung, Ltd.	33,000	47,193
SCMP Group, Ltd.	8,000	3,437
Shangri-La Asia, Ltd.	26,726	28,623
Tyco International, Ltd.	29,000	889,140
Weatherford International, Ltd. (a)	300	15,306
Yue Yuen Industrial Holding	9,500	24,491
		1,342,816

Brazil 0.1%
Companhia Brasileira de Distribuicao - ADR	700	13,993
Sider Nacional Cia	5,000	77,650
Souza Cruz (Cia) Npv	4,000	43,344
Uniao de Bancos Brasileiros - GDR	3,800	92,074
		227,061

Canada 3.6%
Abitibi-Consolidated, Inc.	9,450	59,585
Agrium, Inc.	4,450	79,234
Alcan, Inc.	7,645	366,834
Ati Technologies, Inc. (a)	1,700	26,130
Ballard Power Systems, Inc. (a)	700	5,185
Bank of Montreal	9,200	403,506
Bank of Nova Scotia	17,300	506,987

Barrick Gold Corp.	6,000	126,581
BCE, Inc.	8,700	188,028
Biovail Corp. (a)	4,100	70,889
Bombardier, Inc., Class B	25,400	58,622
Brascan Corp., Class A	3,900	117,942
C.I.Fund Management, Inc.	8,800	109,926
CAE, Inc.	3,000	13,086
Cameco Corp.	1,200	95,507
Canadian Imperial Bank of Commerce	7,100	381,058
Canadian Natural Resources, Ltd.	11,300	452,592
Canadian Pacific Railway, Ltd.	4,350	112,782
Canadian Tire Corp., Class A	1,900	74,849
Celestica, Inc. (a)	5,100	64,920
Cognos, Inc. (a)	900	32,207
CP Ships, Ltd.	2,025	24,653
Dofasco, Inc.	3,300	111,496
Domtar, Inc.	11,500	138,637
Enbridge, Inc.	3,800	158,980
EnCana Corp.	18,316	847,633
Fairfax Financial Holdings, Ltd.	100	12,452
Fairmont Hotels & Resorts, Inc.	2,025	55,570
Four Seasons Hotels, Inc.	700	44,892
George Weston, Ltd.	3,200	241,107
Goldcorp, Inc.	200	2,776
Hudson’s Bay Co.	700	7,328
Husky Energy, Inc.	6,100	148,962
IGM Financial, Inc.	775	20,653
Imperial Oil, Ltd.	6,100	316,793
Inco, Ltd. (a)	7,150	280,136
Kinross Gold Corp. (a)	700	4,758
Magna International, Inc., Class A	3,000	222,897
Manulife Financial Corp.	6,622	289,977
Manulife Financial Corp.	9,100	399,841
MDS, Inc., Class B	8,600	132,187
MI Devolpments, Inc., Class A	1,650	42,609
National Bank of Canada	2,200	76,547
Nexen, Inc.	5,300	221,735
Noranda, Inc.	10,750	187,572
Nortel Networks Corp. (a)	82,764	280,945
Penn West Petroleum, Ltd.	2,300	127,600
Petro-Canada	7,400	385,832
Placer Dome, Inc.	4,900	97,934
Potash Corp. of Saskatchewan, Inc.	3,600	231,273
Power Corp. of Canada	10,800	247,547
Precision Drilling Corp. (a)	2,100	120,968
Rogers Communication, Inc., Class B	6,800	138,012
Royal Bank of Canada	10,600	504,001
Shell Canada, Ltd.	2,200	120,395
Sun Life Financial, Inc.	7,000	212,024
Suncor Energy, Inc.	14,900	477,424
Talisman Energy, Inc.	15,600	405,698
Teck Cominco, Ltd.	5,493	118,543
Thomson Corp. (The)	5,600	194,935
TransAlta Corp.	3,500	45,775
TransCanada Corp.	7,844	172,016
		11,217,563

Cayman Islands 0.4%
ACE, Ltd.	6,100	244,366
ASM Pacific Technology, Ltd.	1,000	3,264

GlobalSantaFe Corp.		4,998	153,189
Transocean, Inc. (a)		7,600	271,928
XL Capital, Ltd.		8,200	606,718
			1,279,465

China 1.2%
Aluminum Corp. of China, Ltd.		244,000	158,041
Angang New Steel Co.		66,000	31,321
Beijing Capital International		100,000	35,271
Byd Co., Ltd., Class H		11,000	33,437
China Life Insurance Co., Ltd., Class H (a)		549,000	355,593
China Oilfield Services, Ltd., Class H		114,000	33,630
China Petroleum & Chemical Corp., Class H		1,238,000	504,143
China Shipping Container Lines (a)		158,000	67,888
China Shipping Development Co., Ltd.		96,000	81,881
China Southern Airlines Co., Ltd. (a)		86,000	31,988
China Telecom Corp., Ltd.		1,024,000	331,627
Datang International Power Generation Co., Ltd.		106,000	86,331
Huaneng Power International, Inc., Class H		226,000	182,616
Jiangsu Express		90,000	38,959
Jiangxi Copper Co., Ltd.		85,000	49,877
Maanshan Iron & Steel		128,000	56,639
PetroChina Co., Ltd.		1,298,000	695,057
PICC Property & Casualty Co., Ltd., Class H (a)		256,000	90,295
Ping An Insurance Co. of China, Ltd (a)		194,000	284,903
Shandong International Power		106,000	35,008
Sinopec Shangai Petrochemical		172,000	65,630
Sinopec Zhenhai Refining & Chemical Co. Ltd, Class H		54,000	56,793
Sinotrans, Ltd.		132,000	45,712
Weiqiao Textile Co.		25,500	41,537
Yanzhou Coal Minining Co., Ltd., Class H		90,000	116,588
Zhejiang Expressway Co., Ltd.		106,000	69,337
			3,580,102

Denmark 0.3%
Danske Bank A/S		19,751	519,633
Falck A/S (a)		700	5,718
ISS A/S		400	21,214
Novo-Nordisk A/S		5,400	295,866
Novozymes A/S		481	21,694
Vestas Wind Systems A/S (a)		600	8,695
			872,820

Finland 0.7%
Fortum Oyj		7,197	100,641
Kesko Oyj		5,585	122,321
Kone Oyj, Class B		1,273	76,743
Metso Oyj		7,300	93,733
Nokia Oyj		87,667	1,207,389
Outokumpu Oyj		4,356	74,720
Sampo Oyj, Class A		8,129	89,929
Stora Enso Oyj		14,950	202,181
TietoEnator Oyj		3,582	103,831
UPM-Kymmene Oyj		11,221	213,818
Uponor Oyj		313	11,077
Wartsila Oyj		1,936	45,723
			2,342,106

France	3.3%
Accor, SA		3,280	127,938

Air Liquide	1,933	303,463
Alcatel, SA (a)	22,679	265,268
Alstom (a)	743	443
Atos Origin (a)	43	2,376
Axa	18,811	380,894
BNP Paribas, SA	16,496	1,066,236
Bouygues, SA	5,249	197,040
Business Objects, SA (a)	289	6,682
Cap Gemini, SA (a)	2,281	53,672
Carrefour, SA	1,752	82,471
Casino Guichard	172	13,127
CNP Assurances	954	62,019
Compagnie de Saint-Gobain	4,164	213,918
Credit Agricole, SA	7,189	196,233
Dassault Systemes, SA	332	15,525
Essilor International, SA	392	25,216
France Telecom, SA	20,432	509,463
Hermes International	86	16,323
Imerys, SA	616	41,003
Lafarge, SA	2,627	230,045
Lagardere SCA	2,130	132,221
LVMH Moet-Hennessy Louis Vuitton	2,528	168,899
Michelin (C.G.D.E.)	2,097	106,661
Peugeot, SA	2,909	179,348
Publicis Groupe	1,658	47,504
Renault, SA	2,636	215,761
Sagem, SA (a)	338	32,371
Sanofi-Aventis	23,093	1,676,349
Schneider Electric, SA	2,330	150,747
Societe BIC, SA	1,486	68,527
Societe Generale	3,154	279,330
Societe Television Francaise	2,003	56,865
Sodexho Alliance, SA	1,743	46,148
Suez, SA	8,767	188,089
Thales, SA	1,361	45,338
Thomson, SA	5,165	108,243
Total, SA, Class B	11,044	2,251,342
Valeo, SA	1,112	40,748
Veolia Environnement	517	14,890
Vinci, SA	547	62,995
Vivendi Universal, SA (a)	15,454	396,288
Zodiac, SA	152	5,615
		10,083,634

Germany 2.4%
Adidas-Salomon, AG	114	15,920
Allianz, AG	3,581	360,947
Altana, AG	1,469	85,547
BASF, AG	6,927	408,557
Bayer, AG	8,406	230,080
Bayerische Hypo-und Vereinsbank, AG (a)	17,879	343,577
Commerzbank, AG (a)	18,929	352,225
Continental, AG	1,447	78,726
DaimlerChrysler, AG	10,422	430,091
Deutsche Bank, AG	12,194	877,144
Deutsche Boerse, AG	4,436	224,528
Deutsche Lufthansa, AG (a)	2,966	34,545
Deutsche Post, AG	11,774	228,746
Deutsche Telekom, AG (a)	43,434	806,588
E.On, AG	6,739	497,569

Epcos, AG (a)	614	9,311
HeidelbergCement, AG	657	30,584
Hypo Real Estate Holding, AG (a)	985	33,792
Infineon Technologies, AG (a)	7,019	71,716
Linde, AG	1,287	74,228
MAN, AG	758	25,939
Merck	1,000	57,228
Muenchener Rueckversicherungs	1,185	114,242
Puma, AG	130	34,858
RWE, AG	3,850	184,148
SAP, AG	2,168	337,123
Schering, AG	2,893	182,857
Siemens, AG	13,132	966,490
ThyssenKrupp, AG	5,072	98,918
TUI, AG	1,576	29,561
Volkswagen, AG	2,743	105,662
		7,331,447

Greece 0.0%
Alpha Bank A.E.	600	15,289
National Bank of Greece, SA	5,350	130,075
Titan Cement Co., SA	900	22,575
		167,939

Hong Kong 0.8%
Bank of East Asia	29,929	83,875
BOC Hong Kong Holdings, Ltd.	54,500	99,609
Cathay Pacific Airways, Ltd.	21,000	35,823
Cheung Kong Holdings, Ltd.	31,000	266,395
CLP Holdings, Ltd.	36,400	208,221
Hang Lung Properties, Ltd.	25,000	36,875
Hang Seng Bank, Ltd.	14,500	192,485
Henderson Land Development Co., Ltd.	14,000	66,977
Hong Kong & China Gas Co., Ltd.	79,210	148,836
Hong Kong Electric Holdings, Ltd.	28,500	126,477
Hong Kong Exchanges & Clearing, Ltd.	21,000	47,674
Hopewell Holdings	7,000	14,590
Hutchison Telecom (a)	600	0
Hutchison Whampoa, Ltd.	45,000	352,072
Hysan Development Co., Ltd.	5,111	9,046
MTR Corp., Ltd.	28,866	43,502
New World Development Co., Ltd.	28,531	26,896
Pacific Century CyberWorks, Ltd. (a)	64,400	42,539
Sino Land Co., Ltd.	21,302	15,847
Sun Hung Kai Properties, Ltd.	27,000	254,531
Swire Pacific, Ltd., Class A	19,500	135,682
Techtronic Industries Co.	20,000	39,376
Television Broadcasts, Ltd.	3,000	13,390
Wharf Holdings, Ltd.	25,000	84,170
		2,344,888

Ireland 0.3%
Allied Irish Banks	7,374	122,915
Allied Irish Banks Plc	4,950	83,063
Bank of Ireland	17,333	233,547
CRH Plc	4,208	99,903
DCC Plc	73	1,328
DCC Plc	411	7,535
Elan Corp. (a)	8,100	189,687
Grafton Group Plc	1,128	10,474

Independent News & Media Plc	6,900	17,239
Irish Life & Permanent Plc	2,400	38,632
		804,323

Italy 0.3%
Telecom Italia S.p.A.	140,063	432,634
Telecom Italia S.p.A.-RNC	80,063	183,611
TIM S.p.A	58,457	315,353
		931,598

Japan 12.4%
Acom Co., Ltd.	933	57,883
Advantest Corp.	1,550	92,354
Aeon Co., Ltd.	4,553	73,474
Aeon Co., Ltd.	4,553	72,729
Aiful Corp.	550	54,084
Ajinomoto Co., Inc.	12,800	146,712
Alps Electric Co., Ltd.	3,572	42,664
Amada Co., Ltd.	4,527	23,679
Asahi Breweries, Ltd.	8,000	81,652
Asahi Glass Co., Ltd.	24,600	224,450
Asahi Kasei Corp.	32,900	142,458
Asatsu-DK, Inc.	1,100	30,319
BELLSYSTEM24, Inc.	50	12,654
Benesse Corp.	1,104	30,831
Bridgestone Corp.	21,964	408,591
Canon, Inc.	18,304	862,501
Casio Computer Co., Ltd.	8,500	100,441
Central Japan Railway Co.	45	354,498
Chubu Electric Power Co., Inc.	3,352	71,047
Chugai Pharmaceutical Co., Ltd.	8,054	116,418
Citizen Watch Co., Ltd.	5,500	53,984
Credit Saison Co., Ltd.	1,752	54,028
CSK Corp.	1,300	51,205
Dai Nippon Printing Co., Ltd.	9,300	124,699
Daicel Chemical Industries, Ltd.	4,000	19,831
Daiichi Pharmaceutical Co., Ltd.	6,554	113,099
Daikin Industries, Ltd.	3,200	77,577
Daimaru, Inc.	9,500	73,283
Dainippon Ink & Chemicals	16,000	35,514
Daito Trust Construction Co.	2,703	109,664
Daiwa House Industry Co., Ltd.	11,800	115,606
Daiwa Securities Co., Ltd.	89,500	568,280
Denki Kagaku Kogyo KK	14,031	42,758
Denso Corp.	17,700	419,435
Dowa Mining Co., Ltd	1,000	6,722
East Japan Railway Co.	99	513,327
Ebara Corp.	5,800	25,009
Eisai Co., Ltd.	6,850	186,937
FamilyMart Co., Ltd.	1,503	40,402
Fanuc, Ltd.	4,000	211,043
Fast Retailing Co., Ltd.	1,750	119,235
Fuji Photo Film Co., Ltd.	10,466	344,646
Fuji Television Network, Inc.	16	32,603
Fujikura, Ltd.	4,000	16,629
Fujisawa Pharmaceutical Co., Ltd.	4,352	98,378
Fujitsu, Ltd.	37,600	217,877
Furukawa Electric Co., Ltd. (a)	11,800	46,371
Hankyu Department Stores	2,000	14,027
Hirose Electric Co., Ltd.	755	69,023

Hitachi, Ltd.	70,500	427,117
Honda Motor Co., Ltd.	27,156	1,319,140
Hoya Corp.	2,400	252,160
Isetan Co., Ltd.	6,603	68,114
Ishihara Sangyo Kaisha, Ltd.	5,000	9,824
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	23,040	33,115
Itochu Corp.	28,026	119,824
Ito-Yokado Co., Ltd.	7,954	273,502
Japan Airlines System Corp.	23,000	63,186
Japan Real Estate Investment	7	55,717
Japan Tobacco, Inc.	14	117,420
JFE Holdings, Inc.	12,300	351,333
JGC Corp.	3,546	36,160
JSR Corp.	5,104	82,645
Kajima Corp.	25,600	83,835
Kaken Pharmaceutical Co., Ltd.	2,000	11,571
Kaneka Corp.	5,500	54,134
Kansai Electric Power Co., Inc.	9,700	171,446
Kao Corp.	11,745	260,157
Kawasaki Heavy Industries, Ltd.	19,000	28,691
Kawasaki Kisen Kaisha, Ltd.	3,000	20,577
Keihin Electric Express Railway Co., Ltd.	11,000	62,440
Keio Electric Railway Co., Ltd.	4,500	23,538
Keyence Corp.	747	157,514
Kikkoman	3,500	30,915
Kinki Nippon Railway Co., Ltd.	36,628	123,282
Kirin Brewery Co., Ltd.	18,126	156,972
Kobe Steel, Ltd	9,000	13,099
Kokuyo Co., Ltd.	900	9,628
Komatsu, Ltd.	21,600	139,114
Konami Co., Ltd.	2,250	49,941
Konica Corp.	9,255	126,874
Koyo Seiko Co., Ltd.	2,000	22,469
Kubota Corp.	29,930	141,577
Kuraray Co., Ltd.	10,265	77,130
Kurita Water Industries, Ltd.	1,700	23,119
Kyocera Corp.	3,700	260,848
Kyowa Hakko Kogyo Co., Ltd.	10,800	70,638
Kyushu Electric Power	1,952	36,668
Lawson, Inc.	1,403	48,753
Mabuchi Motor Co., Ltd.	656	47,143
Marubeni Corp.	29,229	77,639
Marui Co., Ltd.	10,903	137,366
Matsushita Electric Industrial Co., Ltd.	46,900	627,580
Matsushita Electric Works	3,500	27,731
Meiji Seika Kaisha, Ltd.	4,000	16,047
Meitec Corp.	700	25,216
Millea Holdings, Inc.	34	439,189
Minebea Co., Ltd.	10,000	40,935
Mitsubishi Chemical Corp.	44,500	135,204
Mitsubishi Corp.	25,631	277,691
Mitsubishi Electric Corp.	42,928	204,233
Mitsubishi Estate Co., Ltd.	40,500	423,679
Mitsubishi Heavy Industries, Ltd.	70,526	199,523
Mitsubishi Logistics Corp.	2,000	17,611
Mitsubishi Material Corp.	3,000	6,359
Mitsubishi Rayon Co., Ltd.	13,023	42,885
Mitsubishi Tokyo Financial Group, Inc.	212	1,772,291
Mitsui & Co., Ltd.	4,500	27,058
Mitsui & Co., Ltd.	31,731	266,421

Mitsui Chemicals, Inc.	15,000	74,229
Mitsui Fudosan Co., Ltd.	30,500	317,957
Mitsui Mining & Smelting Co., Ltd.	12,024	47,033
Mitsui Sumitomo Insurance Co., Ltd.	58,500	483,731
Mitsui Trust Holdings, Inc.	37,536	237,310
Mitsukoshi, Ltd.	17,529	87,701
Murata Manufacturing Co., Inc.	5,000	241,062
NEC Corp.	36,600	219,407
NET One Systems Co., Ltd	14	51,833
NGK Insulators, Ltd.	8,320	70,160
NGK Spark Plug Co., Ltd.	4,530	47,307
Nidec Corp.	951	96,372
Nikko Cordial Corp.	34,537	140,435
Nikon Corp.	6,500	61,375
Nintendo Co., Ltd.	2,403	294,664
Nippon Building Fund, Inc.	7	55,208
Nippon Express Co., Ltd.	19,500	94,724
Nippon Meat Packers, Inc.	3,300	44,248
Nippon Mining Holdings, Inc.	8,000	40,608
Nippon Oil Corp.	34,100	215,587
Nippon Sheet Glass Co., Ltd.	9,000	29,637
Nippon Steel Corp.	159,030	379,022
Nippon Telegraph & Telephone Corp.	158	630,965
Nippon Unipac Holding	25	109,843
Nippon Yusen Kabushiki Kaisha	26,429	137,037
Nissan Motor Co., Ltd.	77,704	848,220
Nisshin Seifun Group, Inc.	3,500	33,876
Nisshin Steel Co., Ltd.	3,000	6,659
Nisshinbo Industries, Inc.	3,572	24,078
Nissin Food Products Co., Ltd.	1,500	36,910
Nitto Denko Corp.	4,153	191,537
Nomura Holdings, Inc.	52,032	669,747
Nomura Research, Inc.	567	45,750
NSK, Ltd.	15,532	66,830
NTN Corp.	10,035	53,311
NTT Data Corp.	33	87,055
NTT Docomo, Inc.	207	352,124
Obayashi Corp.	13,029	64,949
OJI Paper Co., Ltd.	25,600	145,081
Oki Electric Industry Co., Ltd. (a)	12,000	37,224
Olympus Optical Co., Ltd.	3,400	65,724
Omron Corp.	5,104	113,056
Onward Kashiyama Co., Ltd.	3,546	49,353
Oracle Corp. Japan	1,200	59,274
Oriental Land Co., Ltd.	1,503	91,194
ORIX Corp.	1,000	102,793
Osaka Gas Co.	26,218	71,549
Pioneer Electronic Corp.	3,500	73,228
Promise Co., Ltd.	1,140	74,769
Ricoh Co., Ltd.	14,955	282,285
Rohm Co., Ltd.	2,303	232,123
Sanden Corp.	1,000	6,595
Sankyo Co., Ltd.	13,200	279,778
Sanyo Electric Co., Ltd.	37,400	121,457
Secom Co., Ltd.	2,043	71,179
Seiko Epson Corp.	2,167	92,649
Sekisui Chemical Co., Ltd.	9,524	65,844
Sekisui House, Ltd.	14,824	141,862
Seven-Eleven Japan Co., Ltd.	8,800	252,160
Sharp Corp.	21,600	297,877

Shimachu Co., Ltd.	1,400	33,876
Shimamura Co., Ltd.	950	63,431
Shimano, Inc.	2,300	58,897
Shimizu Corp.	18,300	72,914
Shin-Etsu Chemical Co., Ltd.	8,801	317,038
Shionogi & Co., Ltd.	9,455	135,809
Shiseido Co., Ltd.	10,000	123,260
Showa Denko K.K.	9,000	21,532
Showa Shell Sekiyu K.K.	4,350	38,700
Skylark Co., Ltd.	1,752	29,086
SMC Corp.	1,203	115,452
Softbank Corp.	6,650	309,119
Sompo Japan Insurance, Inc.	21,500	182,671
Sony Corp.	17,597	601,880
Stanley Electric Co., Ltd.	2,950	41,434
Sumitomo Chemical Co., Ltd.	34,700	164,772
Sumitomo Corp.	17,900	133,521
Sumitomo Electric Industries, Ltd.	12,800	113,876
Sumitomo Metal Industries, Ltd.	30,000	35,750
Sumitomo Metal Mining Co.	12,000	83,399
Sumitomo Osaka Cement Co., Ltd.	1,000	2,183
Sumitomo Realty & Development	14,000	149,641
Sumitomo Trust & Banking Co., Ltd.	39,025	231,459
Taiheiyo Cement Corp.	8,000	18,193
Taisei Corp.	4,000	12,735
Taisho Pharmaceutical Co.	8,477	157,310
Taiyo Yuden Co., Ltd.	3,000	31,165
Takara Holdings, Inc.	3,500	21,395
Takashimaya Co., Ltd.	10,040	83,750
Takeda Pharmaceutical Co., Ltd.	24,454	1,112,253
Takefuji Corp.	846	54,255
Takuma Co., Ltd.	2,000	14,300
TDK Corp.	2,703	180,479
Teijin, Ltd.	23,629	84,689
Teikoku Oil Co., Ltd.	3,500	19,453
Terumo Corp.	4,250	97,039
THK Co., Ltd.	500	8,428
TIS, Inc.	652	22,063
Tobu Railway Co., Ltd.	20,300	74,419
Toho Co., Ltd.	2,600	37,014
Tohoku Electric Power Co., Ltd.	5,550	91,785
Tokyo Broadcasting System, Inc.	1,500	23,456
Tokyo Electric Power Co., Inc.	14,450	311,530
Tokyo Electron, Ltd.	3,350	163,645
Tokyo Gas Co., Ltd.	29,721	105,712
Tokyu Corp.	23,800	108,684
TonenGeneral Sekiyu K.K.	3,500	30,278
Toppan Printing Co., Ltd.	8,300	81,618
Toray Industries, Inc.	32,000	148,458
Toshiba Corp.	63,042	232,257
Tosoh Corp.	17,500	71,000
Tostem Inax Holding Corp.	3,461	63,440
Toto, Ltd.	9,800	85,314
Toyo Seikan Kaisha, Ltd.	4,417	68,387
Toyobo, Ltd.	2,000	4,548
Toyoda Gosei Co., Ltd.	500	9,711
Toyota Industries Corp.	2,854	65,035
Toyota Motor Corp.	67,553	2,593,229
Trend Micro, Inc.	1,688	72,784
UFJ Holdings, Inc. (a)	241	1,058,883

Uni-Charm Corp. (First Section)	1,100	54,635
UNY Co., Ltd.	3,556	36,650
Ushio, Inc.	1,000	16,902
USS Co., Ltd.	1,665	125,863
Wacoal Corp.	2,000	19,649
West Japan Railway Co.	12	46,939
World Co., Ltd.	900	24,438
Yahoo! Japan Corp.	21	93,605
Yahoo! Japan Corp. (a)	21	92,841
Yakult Honsha Co., Ltd.	3,429	53,027
Yamada Denki Co., Ltd.	3,350	115,801
Yamaha Corp.	3,604	54,980
Yamaha Motor Corp., Ltd.	2,000	30,383
Yamanouchi Pharmaceutical Co., Ltd.	10,204	330,449
Yamato Transport Co., Ltd.	8,518	117,546
Yamazaki Baking Co., Ltd.	3,500	30,565
Yokogawa Electric Corp.	4,546	52,395
		38,217,236

Luxembourg 0.0%
Arcelor	7,886	145,858

Malaysia 0.7%
AMMB Holdings, Bhd	85,500	74,250
Berjaya Sports Toto, Bhd	45,200	46,389
British American Tobacco, Bhd	10,100	122,928
Commerce Asset Holdings, Bhd	82,200	97,342
Gamuda, Bhd	25,800	34,287
Genting, Bhd	21,800	96,953
Hong Leong Bank, Bhd	43,600	59,089
Ioi Corp., Bhd	43,000	105,803
Kuala Lumpur Kepong, Bhd	22,400	39,495
Magnum Corp., Bhd	38,000	24,100
Malakoff, Bhd	36,000	59,684
Malayan Banking, Bhd	103,900	300,763
Malaysia Int Shipping	33,200	111,832
Maxis Communication, Bhd	44,000	98,421
Media Prima, Bhd (a)	1	0
Nestle, Bhd	7,000	41,816
Oyl Industies, Bhd	4,500	43,520
Petronas Gas, Bhd	8,000	14,632
Plus Expressways, Bhd	99,400	64,610
Proton Holdings, Bhd	16,000	34,526
Public Bank, Bhd	60,000	112,105
Resorts World, Bhd	29,000	76,316
RHB Capital, Bhd	81,000	43,911
Sime Darby, Bhd	84,000	127,105
SP Setia, Bhd	45,900	44,692
Telekom Malaysia, Bhd	51,000	150,316
Tenaga Nasional, Bhd	53,000	153,421
YTL Corp., Bhd	50,000	57,895
		2,236,201

Netherlands 1.8%
ABN Amro Holdings, NV	20,644	469,331
Aegon, NV	25,172	271,587
Akzo Nobel, NV	3,327	117,571
ASML Holding, NV (a)	6,652	85,661
DSM, NV	928	48,447
Euronext, NV	2,234	63,618

European Aeronautic Defence and Space Co.	3,746	99,318
Hagemeyer, NV (a)	2,180	4,065
Heineken, NV	7,757	233,721
ING Groep, NV	28,088	709,440
James Hardie Inds Npv (Chess Foreign Units)	4,848	20,291
Koninklijke (Royal) Philips Electronics, NV	22,418	513,841
Oce, NV	1,361	21,265
Reed Elsevier, NV	7,339	94,599
Royal Dutch Petroleum Co.	28,741	1,481,519
Royal KPN, NV	27,083	202,995
STMicroelectronics, NV	8,409	145,079
TPG, NV	10,143	247,994
Unilever, NV CVA	7,104	409,018
Vedior, NV CVA	2,061	31,895
VNU, NV	2,966	76,317
Wolters Kluwer, NV	4,789	80,659
		5,428,231

Netherlands Antilles 0.3%
Schlumberger, Ltd.	13,000	875,030

New Zealand 0.0%
Carter Holt Harvey, Ltd.	15,590	23,797

Norway 0.2%
DnB Holding, ASA	7,057	55,923
Norsk Hydro, ASA	4,621	336,963
Norske Skogsindustrier ASA, Class A	1,875	33,693
Statoil, ASA	3,400	48,827
Tandberg, ASA	400	3,616
Tomra Systems, ASA	1,999	7,556
Yara International, ASA (a)	4,621	49,169
		535,747

Portugal 0.0%
Portugal Telecom SGPS, SA	14,113	155,602
PT Multimedia-Servicos de Telecomunucacoes	602	13,432
		169,034

Russia 0.6%
Gazprom - ADR	3,198	114,488
LUKOIL - ADR	5,200	644,800
MMC Norilsk Nickel - ADR	3,300	210,870
Rostelecom - ADR	5,800	78,474
Surgutneftegaz - ADR	5,800	278,400
Surgutneftegaz - ADR	4,100	149,240
Tatneft - ADR	3,000	94,800
Unified Energy System - ADR	3,600	104,760
YUKOS - ADR	5,440	87,584
		1,763,416

Singapore 1.2%
Ascendas Real Estate Investment Trust	36,000	33,144
CapitaLand, Ltd.	59,000	62,731
Capitamall Trust	32,800	31,952
Chartered Semiconductor Manufacturing (a)	64,000	39,155
City Developments, Ltd.	34,968	136,046
ComfortDelgro Corp., Ltd.	103,622	80,630
Creative Technology, Ltd.	3,300	36,459
DBS Group Holdings, Ltd.	58,574	556,671

Flextronics International Ltd. (a)	15,800	209,350
Fraser & Neave, Ltd	8,000	66,051
Keppel Corp., Ltd.	30,000	140,774
Neptune Orient Lines, Ltd.	57,000	95,477
Oversea-Chinese Banking Corp., Ltd.	51,202	425,784
Overseas Union Enterprise, Ltd.	4,481	19,430
Sembcorp Industries, Ltd.	50,520	44,112
Singapore Airlines, Ltd.	29,000	187,758
Singapore Exchange, Ltd.	61,796	64,969
Singapore Post, Ltd.	96,000	45,618
Singapore Press Holdings, Ltd.	86,250	242,835
Singapore Technology Engineering, Ltd.	73,367	91,515
Singapore Telecomm	281,070	390,665
United Overseas Bank, Ltd.	62,960	512,341
United Overseas Land, Ltd.	26,260	34,160
Venture Corp., Ltd.	12,444	121,960
		3,669,587

Spain 2.1%
Acciona, SA	297	19,031
Acerinox, SA	4,464	61,702
ACS Actividades de Construccion y Servicios, SA	14,950	272,610
Aguas de Barcelona, SA	5,284	92,937
Altadis, SA	9,741	331,761
Amadeus Global Travel Distribution, SA, Class A	12,809	101,421
Antena 3 Television, SA (a)	302	17,988
Autopistas Concesionaria Espanola, SA	13,027	243,374
Banco Bilbao Vizcaya, SA	34,091	469,516
Banco Popular Espanol	1,841	102,381
Banco Santander Central Hispano, SA	48,462	473,473
Endesa, SA	16,691	318,050
Fomento de Construcciones y Contratas, SA	2,200	81,737
Gas Natural SDG, SA	35,135	869,089
Grupo Ferrovial, SA	599	26,767
Iberdrola, SA	14,451	299,975
Indra Sistemas, SA	705	9,394
Repsol YPF, SA	12,462	273,868
Telefonica, SA	142,907	2,140,483
Union Fenosa, SA	3,727	84,731
Vallehermoso, SA	7,227	102,408
		6,392,696

Sweden 1.5%
Alfa Laval AB	300	4,364
Assa Abloy AB	4,364	54,653
Atlas Copco AB, Class A	1,734	66,636
Atlas Copco AB, Class B	413	14,539
Electrolux AB, Class B	15,900	290,234
Eniro AB	2,800	24,210
Ericsson, Class B (a)	258,356	801,357
Hennes & Mauritz AB, Class B	28,300	778,753
Holmen AB- Class B	1,300	38,360
Modern Times Group AB (a)	900	16,799
Nordea Bank AB	67,213	548,870
Sandvik AB	4,040	139,450
Securitas AB, Class B	14,000	186,380
Skandia Forsakrings AB	28,991	114,592
Skandinaviska Enskilda Banken AB, Class A	7,610	117,500
Skanska AB, Class B	21,219	220,600
SKF AB, Class B	3,160	119,917

Ssab Svenskt Stal AB	2,600	49,244
Svenska Cellulosa AB, Class B	4,340	168,568
Svenska Handelsbanken, Class A	20,554	430,195
Tele2 AB	1,010	37,566
Teliasonera	44,812	217,719
Volvo AB, Class A	1,435	48,745
Volvo AB, Class B	3,178	112,095
Wm-Data AB, Class B	6,600	11,776
		4,613,122

Switzerland 1.2%
Novartis, AG	47,140	2,200,736
Roche Holding, AG	14,129	1,462,031
Serono, SA	114	70,504
		3,733,271

Thailand 1.0%
Advanced Information Service Public Co., Ltd	165,200	398,841
Bangkok Bank Public Co., Ltd.	65,300	148,982
Bangkok Bank Public Co., Ltd.	125,700	298,924
Bec World	166,100	71,862
Charoen Pokphand Foods Public Co., Ltd.	414,256	35,505
Delta Electronics Public Co., Ltd.	58,800	26,944
Electricity Generating Public Co., Ltd.	31,825	51,095
Hana Microelectrnc Co., Ltd.	35,445	17,432
Kasikornbank Public Co., Ltd. (a)	105,200	114,293
Kasikornbank Public Co., Ltd. (a)	157,611	176,941
Land & House Public Co., Ltd	323,774	71,133
Land & House Public Co., Ltd.	242,041	55,514
National Finance Public Co., Ltd.	118,700	35,535
PTT Exploration & Production Public Co., Ltd.	19,102	137,431
PTT Public Co., Ltd.	137,700	561,837
Sahavirya Steel Industry (a)	78,300	49,623
Shin Corp. Public Co., Ltd	214,200	193,411
Siam Cement Public Co., Ltd.	57,000	366,055
Siam Cement Public Co., Ltd.	31,598	181,563
Siam City Cement	18,500	94,689
Siam Commercial Bank Public Co., Ltd.	93,200	100,130
Tisco Finance Public Co., Ltd	71,200	41,187
		3,228,927

United Kingdom 9.3%
Aegis Group Plc	18,777	32,914
Amec Plc	2,530	14,542
ARM Holdings Plc	13,104	19,824
AstraZeneca Group Plc	28,423	1,166,369
Astro All Asia Networks Plc (a)	63,100	81,034
Aviva Plc	33,982	337,078
BAE Systems Plc	54,744	222,912
Balfour Beatty Plc	2,171	10,954
Barclays Plc	90,991	873,720
Barratt Developments Plc	4,642	47,601
BG Group Plc	55,738	374,648
Billiton Plc	40,233	423,867
BOC Group Plc	8,215	131,570
Boots Co. Plc	12,735	148,126
BP Plc	292,511	2,795,520
BPB Industries Plc	5,515	42,765
Brambles Industries Plc	16,033	74,580
British Airways Plc (a)	8,217	30,891

British American Tobacco Plc	22,830	331,311
British Sky Broadcasting Group Plc	21,880	189,980
BT Group Plc	143,774	468,217
Bunzl Plc	8,252	62,232
Cable & Wireless Plc	26,230	46,453
Cadbury Schweppes Plc	31,592	243,256
Capita Group Plc	23,039	137,327
Carnival Plc	2,701	132,957
Centrica Plc	34,927	158,830
Cobham Plc	601	14,504
Compass Group Plc	34,446	137,609
Daily Mail & General Trust	5,006	65,165
Davis Service Group Plc	1,592	10,672
De La Rue Plc	7,824	44,120
Diageo Plc	51,676	646,005
Dixons Group Plc	31,264	96,717
Electrocomponents Plc (a)	6,869	38,704
EMAP Plc	4,210	57,435
EMI Group Plc	13,542	54,160
Enterprise Inns	5,565	57,470
Exel Plc	4,979	61,702
FKI Plc	2,264	4,922
Friends Provident Plc	24,550	61,936
GKN Plc	12,620	49,101
GlaxoSmithKline Plc	97,026	2,093,620
Group 4 Securicor Plc (a)	9,475	19,913
GUS Plc	22,622	368,868
Hanson Plc	10,535	78,065
Hays Plc	54,205	130,368
HBOS Plc	54,018	730,088
Hilton Group Plc	25,890	129,813
HSBC Holdings Plc	166,684	2,648,448
IMI Plc	3,616	23,323
Imperial Chemical Industries Plc	16,323	62,399
Imperial Tobacco Group Plc	9,693	211,438
Intercontinental Hotels Group	12,219	139,136
Invensys Plc (a)	54,678	11,145
ITV Plc	66,635	130,082
Johnson Matthey Plc	3,883	67,184
Kelda Group Plc	7,422	72,008
Kesa Electricals Plc	5,175	26,534
Kidde Plc	6,814	15,246
Kingfisher Plc	18,888	105,484
Legal & General Group Plc	91,489	164,512
Lloyds TSB Group Plc	78,086	610,452
Logica Plc	12,715	39,911
Marks & Spencer Group Plc	47,566	295,589
MFI Furniture Group Plc	16,318	31,190
Misys Plc	6,370	22,620
Mitchells & Butlers Plc	11,682	57,621
National Grid Transco Plc	53,522	452,115
Pearson Plc	12,780	136,841
Peninsular & Oriental Steam Navigation Co.	11,173	53,238
Persimmon Plc	6,667	79,902
Pilkington Plc	7,740	12,691
Prudential Corp. Plc	27,908	227,783
Rank Group Plc	10,996	55,682
Reckitt Benckiser Plc	23,296	571,476
Reed Elsevier Plc	19,932	175,142
Rentokil Initial Plc	59,871	163,249

Reuters Group Plc	23,930	135,051
Rexam Plc	6,816	52,297
Rio Tinto Corp. Plc	17,574	473,137
RMC Group Plc	3,110	47,865
Rolls-Royce Group Plc	49,565	227,417
Royal & Sun Alliance Insurance Group Plc	42,000	54,407
Royal Bank of Scotland Group Plc	42,024	1,215,145
Sainsbury(J) Plc	23,148	106,838
Scottish & Southern Energy Plc	14,743	208,076
Scottish Power Plc	32,045	245,293
Serco Group Plc	10,869	42,338
Severn Trent Plc	7,583	120,624
Shell Transport & Trading Co. Plc	132,661	974,613
Smith & Nephew Plc	8,325	76,621
Smiths Group Plc	6,521	87,663
Tanjong Public Co., Ltd.	15,100	48,479
Tate & Lyle Plc	9,784	68,423
Taylor Woodrow Plc	7,067	33,706
Tesco Plc	141,579	731,682
The Sage Group Plc	15,606	45,875
Tomkins Plc	4,791	23,002
Unilever Plc	46,160	376,127
United Business Media Plc	5,788	48,945
Vodafone Group Plc	960,808	2,302,132
Whitbread Plc	5,848	87,304
William Hill Plc	8,885	85,880
Wimpey George Plc	7,939	57,822
Wolseley Plc	11,685	199,742
WPP Group Plc	19,794	184,509
Yell Group Plc	7,763	49,578
		28,623,467

United States 43.8%
3Com Corp. (a)	1,300	5,486
3M Co.	10,800	863,676
99 Cents Only Stores (a)	200	2,846
A.G. Edwards, Inc.	500	17,310
Abbott Laboratories	28,400	1,203,024
Abercrombie & Fitch Co., Class A	300	9,450
Activision, Inc. (a)	450	6,241
Acxiom Corp.	300	7,122
Adesa, Inc.	200	3,286
Adobe Systems, Inc.	7,500	371,025
Advanced Fibre Communications, Inc. (a)	600	9,540
Advanced Micro Devices, Inc. (a)	7,600	98,800
AES Corp. (a)	1,200	11,988
Aetna, Inc.	3,300	329,769
AFLAC, Inc.	9,600	376,416
AGCO Corp. (a)	200	4,524
Agilent Technologies, Inc. (a)	6,504	140,291
AGL Resources, Inc.	200	6,154
Air Products & Chemicals, Inc.	3,200	174,016
Albertson’s, Inc.	3,100	74,183
Alcoa, Inc.	10,600	356,054
Allete, Inc.	66	2,145
Alliant Energy Corp.	300	7,464
Allstate Corp.	12,200	585,478
Altera Corp. (a)	5,400	105,678
Altria Group, Inc.	26,517	1,247,360
Amazon.com, Inc. (a)	3,600	147,096

AMBAC Financial Group, Inc.	2,200	175,890
Ameren Corp.	4,700	216,905
American Electric Power Co., Inc.	5,500	175,780
American Express Co.	5,000	257,300
American Financial Group, Inc.	200	5,978
American International Group, Inc.	38,705	2,631,553
Amgen, Inc. (a)	17,900	1,014,572
AmSouth Bancorp	5,300	129,320
Anadarko Petroleum Corp.	4,800	318,528
Analog Devices, Inc.	4,500	174,510
Anheuser-Busch Cos., Inc.	13,400	669,330
Anthem, Inc. (a)	3,200	279,200
AON Corp.	3,300	94,842
Apache Corp.	2,970	148,827
Apple Computer, Inc. (a)	5,900	228,625
Applera Corp. - Applied Biosystems Group	9,096	171,642
Applied Materials, Inc. (a)	22,400	369,376
Apria Healthcare Group, Inc. (a)	100	2,725
Arrow Electronics, Inc. (a)	800	18,064
Arthur J. Gallagher & Co.	200	6,626
ArvinMeritor, Inc.	200	3,750
Associated Banc-Corp.	51	1,636
Astoria Financial Corp.	200	7,098
AT&T Corp.	12,165	174,203
AT&T Wireless Services, Inc. (a)	33,644	497,258
Automatic Data Processing, Inc.	18,000	743,760
Avnet, Inc. (a)	600	10,272
Avon Products, Inc.	13,700	598,416
Baker Hughes, Inc.	7,100	310,412
Bank of America Corp.	48,804	2,114,677
Bank of Hawaii Corp.	600	28,350
Bank of New York Co., Inc.	14,700	428,799
Banknorth Group, Inc.	500	17,500
Barnes & Noble, Inc. (a)	200	7,400
Barr Pharmaceuticals, Inc. (a)	300	12,429
Baxter International, Inc.	9,900	318,384
BB & T Corp.	7,200	285,768
BEA Systems, Inc. (a)	8,500	58,735
Beckman Coulter, Inc.	200	11,224
Becton, Dickinson & Co.	5,100	263,670
Bed Bath & Beyond, Inc. (a)	4,200	155,862
BellSouth Corp.	26,000	705,120
Belo Corp., Class A	400	9,016
Biogen Idec, Inc. (a)	5,435	332,459
Biomet, Inc.	4,200	196,896
BISYS Group, Inc. (a)	300	4,383
BJ Services Co.	1,900	99,579
BJ’s Wholesale Club, Inc. (a)	200	5,468
Black Hills Corp.	200	5,556
Blyth Industries, Inc.	100	3,090
Boeing Co.	8,900	459,418
Borders Group, Inc.	300	7,440
Boston Scientific Corp. (a)	8,700	345,651
Bowater, Inc.	200	7,638
Brinker International, Inc. (a)	150	4,673
Brinks Co.	200	6,034
Bristol-Myers Squibb Co.	32,700	774,009
Broadcom Corp., Class A (a)	5,100	139,179
Burlington Northern Santa Fe Corp.	22,800	873,468
Burlington Resources, Inc.	7,800	318,240

Cabot Corp.	200	7,714
Cabot Microelectronics Corp. (a)	129	4,676
Cadence Design Systems, Inc. (a)	8,700	113,448
Caesars Entertainment, Inc. (a)	1,100	18,370
Campbell Soup Co.	7,000	184,030
Cardinal Health, Inc.	6,800	297,636
Caremark Rx, Inc. (a)	5,987	192,003
Catalina Marketing Corp.	200	4,616
Caterpillar, Inc.	4,600	370,070
CBRL Group, Inc.	200	7,216
CDW Corp.	200	11,606
Cendant Corp.	22,900	494,640
Ceridian Corp. (a)	500	9,205
Certegy, Inc.	300	11,163
CH Robinson Worldwide, Inc.	300	13,917
Charles River Laboratories International, Inc. (a)	100	4,580
Charles Schwab Corp.	22,000	202,180
Cheesecake Factory, Inc. (a)	200	8,680
ChevronTexaco Corp.	33,400	1,791,576
Chiron Corp. (a)	1,400	61,880
Choicepoint, Inc. (a)	233	9,937
Chubb Corp.	3,500	245,980
Church & Dwight Co., Inc.	150	4,209
Cigna Corp.	3,100	215,853
Cinergy Corp.	5,100	201,960
Cisco Systems, Inc. (a)	99,400	1,799,140
Citigroup, Inc.	91,466	4,035,480
Citrix Systems, Inc. (a)	4,500	78,840
Clorox Co.	4,400	234,520
Coach, Inc. (a)	5,800	246,036
Coca-Cola Co.	41,500	1,662,075
Colonial Bancgroup, Inc.	200	4,090
Comcast Corp. Class A (a)	11,963	337,835
Comerica, Inc.	2,700	160,245
Commerce Bancorp, Inc.	200	11,040
Compass Bancshares, Inc.	300	13,146
Computer Associates International, Inc.	7,800	205,140
ConAgra Foods, Inc.	15,300	393,363
Consolidated Edison, Inc.	6,900	290,076
Constellation Brands, Inc., Class A (a)	200	7,612
Constellation Energy Group, Inc.	2,600	103,584
Cooper Cameron Corp. (a)	200	10,968
Corning, Inc. (a)	19,250	213,290
Costco Wholesale Corp.	7,300	303,388
Countrywide Financial Corp.	6,500	256,035
CVS Corp.	4,200	176,946
Cytec Industries, Inc.	300	14,685
Cytyc Corp. (a)	300	7,245
D.R. Horton, Inc.	600	19,866
Danaher Corp.	3,400	174,352
Dean Foods Co. (a)	945	28,369
Deere & Co.	4,000	258,200
Dell, Inc. (a)	33,900	1,206,840
Dentsply International, Inc.	100	5,194
Devon Energy Corp.	3,673	260,820
DeVry, Inc. (a)	200	4,142
Diebold, Inc.	300	14,010
Dollar Tree Stores, Inc. (a)	350	9,432
Dominion Resources, Inc.	8,800	574,200
Donaldson Co., Inc.	400	11,356

Dover Corp.	3,800	147,706
Dow Chemical Co.	14,066	635,502
DPL, Inc.	322	6,627
DST Systems, Inc. (a)	400	17,788
DTE Energy Co.	2,000	84,380
Du Pont (E.I.) de Nemours & Co.	14,150	605,620
Duke Energy Corp.	11,800	270,102
Dun & Bradstreet Corp. (a)	200	11,740
Eaton Corp.	2,500	158,525
Eaton Vance Corp.	200	8,078
eBay, Inc. (a)	5,200	478,088
Ecolab, Inc.	4,600	144,624
Edison International, Inc.	3,200	84,832
Edwards Lifesciences Corp. (a)	200	6,700
Electronic Arts, Inc. (a)	3,200	147,168
Electronic Data Systems Corp.	4,800	93,072
Eli Lilly & Co.	18,800	1,128,940
EMC Corp. (a)	34,330	396,168
Emerson Electric Co.	7,000	433,230
Emmis Communications Corp. (a)	300	5,418
Energizer Holdings, Inc. (a)	200	9,220
Energy East Corp.	500	12,590
ENSCO International, Inc.	400	13,068
Entercom Communications Corp. (a)	200	6,532
Entergy Corp.	2,700	163,647
Equitable Resources, Inc.	100	5,431
Exelon Corp.	20,800	763,152
Expeditors International Washington, Inc.	300	15,510
Express Scripts, Inc. (a)	200	13,068
Exxon Mobil Corp.	91,518	4,423,065
Fannie Mae	11,800	748,120
Fastenal Co.	200	11,520
Federated Department Stores, Inc.	3,100	140,833
FedEx Corp.	4,100	351,329
Fidelity National Financial, Inc.	247	9,411
Fifth Third Bancorp	5,500	270,710
First Data Corp.	38,851	1,690,018
First Health Group Corp. (a)	200	3,218
FirstEnergy Corp.	4,000	164,320
FirstMerit Corp.	200	5,261
Fisher Scientific International, Inc. (a)	224	13,066
Forest Oil Corp. (a)	300	9,036
FPL Group, Inc.	5,800	396,256
Freddie Mac	8,100	528,444
Freeport-McMoRan Copper & Gold, Inc., Class B	3,200	129,600
Furniture Brands International, Inc.	200	5,016
Gannett Co., Inc.	8,800	737,088
Gap, Inc. (The)	9,125	170,637
Gatx Corp.	400	10,664
Genentech, Inc. (a)	7,100	372,182
General Dynamics Corp.	1,300	132,730
General Electric Co.	137,000	4,600,460
General Mills, Inc.	8,300	372,670
Gentex Corp.	200	7,026
Genzyme Corp. (a)	3,200	174,112
Georgia-Pacific Corp.	3,800	136,610
Gilead Sciences, Inc. (a)	7,100	265,398
Gillette Co.	20,900	872,366
Golden West Financial Corp.	1,900	210,805
Goldman Sachs Group, Inc.	5,500	512,820

Great Plains Energy, Inc.	200	5,830
Greenpoint Financial Corp.	450	20,817
GTECH Holdings Corp.	400	10,128
Guidant Corp.	5,500	363,220
H&R Block, Inc.	4,900	242,158
H.J. Heinz Co.	9,900	356,598
Halliburton Co.	10,500	353,745
Harrah’s Entertainment, Inc.	3,000	158,940
Harris Corp.	300	16,482
Harsco Corp.	500	22,450
Harte-Hanks, Inc.	300	7,503
Hartford Financial Services Group, Inc.	5,300	328,229
HCC Insurance Holdings, Inc.	100	3,015
Health Net, Inc. (a)	2,900	71,688
Helmerich & Payne, Inc.	100	2,869
Henry (Jack) & Associates	300	5,631
Henry Schein, Inc. (a)	100	6,231
Hewlett-Packard Co.	42,900	804,375
Hibernia Corp., Class A	500	13,205
Hillenbrand Industries, Inc.	100	5,053
Hilton Hotels Corp.	20,500	386,220
HNI Corp.	300	11,874
Home Depot, Inc.	23,000	901,600
Honeywell International, Inc.	10,500	376,530
Hormel Foods Corp.	200	5,356
Hospira, Inc. (a)	2,980	91,188
Hospitality Properties Trust	200	8,498
Hubbell, Inc., Class B	300	13,449
Idacorp, Inc.	300	8,718
Illinois Tool Works, Inc.	4,600	428,582
IMC Global, Inc. (a)	300	5,217
Independence Community Bank Corp.	100	3,905
IndyMac Bancorp, Inc.	500	18,100
Intel Corp.	96,600	1,937,796
International Business Machines Corp.	25,100	2,152,074
International Game Technology	5,500	197,725
International Paper Co.	7,265	293,579
International Speedway Corp.	200	9,980
Intersil Corp.	500	7,965
Intuit, Inc. (a)	2,300	104,420
Investors Financial Services Corp.	200	9,026
IVAX Corp. (a)	625	11,969
J.M. Smucker Co.	100	4,441
J.P. Morgan Chase & Co.	53,892	2,141,129
Jabil Circuit, Inc. (a)	100	2,300
Jacobs Engineering Group, Inc. (a)	100	3,829
JDS Uniphase Corp. (a)	20,300	68,411
Johnson & Johnson	44,600	2,512,318
Juniper Networks, Inc. (a)	5,900	139,240
Kemet Corp. (a)	700	5,663
Kerr-McGee Corp.	1,100	62,975
KeyCorp	5,600	176,960
KeySpan Corp.	3,400	133,280
Kimberly-Clark Corp.	8,800	568,392
Kinder Morgan, Inc.	2,300	144,486
Kla-Tencor Corp. (a)	2,500	103,700
Kohl’s Corp. (a)	4,000	192,760
Kraft Foods, Inc.	8,600	272,792
Krispy Kreme Doughnuts, Inc. (a)	100	1,266
Kroger Co. (a)	4,300	66,736

L-3 Communications Holdings, Inc.	200	13,400
Laboratory Corp of America Holdings (a)	3,900	170,508
Labranche & Co., Inc. (a)	300	2,535
Lancaster Colony Corp.	100	4,216
Lear Corp.	200	10,890
Lee Enterprises, Inc.	200	9,268
Legg Mason, Inc.	450	23,971
Lehman Brothers Holdings, Inc.	4,389	349,891
Leucadia National Corp.	100	5,665
Lexmark International, Inc., Class A (a)	2,300	193,223
Liberty Media Corp., Class A (a)	43,698	381,047
Liberty Media International, Inc., Class A (a)	2,324	77,533
Limited Brands	7,100	158,259
Lincare Holdings, Inc. (a)	300	8,913
Lincoln National Corp.	3,700	173,900
Linear Technology Corp.	3,800	137,712
Liz Claiborne, Inc.	3,600	135,792
Lockheed Martin Corp.	5,400	301,212
Lowe’s Cos., Inc.	7,900	429,365
Lubrizol Corp.	100	3,460
Lucent Technologies, Inc. (a)	61,100	193,687
Lyondell Chemical Co.	500	11,230
M & T Bank Corp.	169	16,173
Mandalay Resort Group (a)	200	13,730
Manpower, Inc.	300	13,347
Marathon Oil Corp.	6,700	276,576
Marsh & McLennan Cos., Inc.	9,400	430,144
Martin Marietta Materials	200	9,054
Masco Corp.	7,700	265,881
Maxim Integrated Products, Inc.	4,300	181,847
May Department Stores Co.	4,300	110,209
MBIA, Inc.	2,900	168,809
MBNA Corp.	5,350	134,820
McAfee, Inc. (a)	600	12,060
McDonald’s Corp.	20,600	577,418
McKesson Corp.	3,283	84,209
MDU Resources Group, Inc.	600	15,798
MeadWestvaco Corp.	5,700	181,830
Medco Health Solutions, Inc. (a)	4,473	138,216
Media General, Inc., Class A	100	5,595
Medimmune, Inc. (a)	4,000	94,800
Medtronic, Inc.	18,700	970,530
Mellon Financial Corp.	9,600	265,824
Mentor Graphics Corp. (a)	500	5,482
Mercantile Bankshares Corp.	200	9,592
Merck & Co., Inc.	33,400	1,102,200
Mercury Interactive Corp. (a)	2,400	83,712
Merrill Lynch & Co., Inc.	16,400	815,408
Metlife, Inc.	14,000	541,100
Michaels Stores, Inc.	200	11,842
Microchip Technology, Inc.	2,600	69,784
Micron Technology, Inc. (a)	8,600	103,458
Microsoft Corp.	146,000	4,036,900
Millennium Pharmaceuticals, Inc. (a)	4,949	67,851
Miller Herman, Inc.	300	7,395
Mohawk Industries, Inc. (a)	200	15,878
MoneyGram International, Inc.	400	6,832
Monsanto Co.	4,312	157,043
Moody’s Corp.	1,100	80,575
Motorola, Inc.	33,100	597,124

Murphy Oil Corp.	300	26,031
Namco, Ltd.	200	2,274
Namco, Ltd.	200	2,274
National City Corp.	7,613	294,014
National Commerce Financial Corp.	500	17,105
National Fuel Gas Co.	200	5,666
National Instruments Corp.	600	18,162
National-Oilwell, Inc. (a)	200	6,572
Neiman-Marcus Group, Inc., Class A	200	11,500
Network Appliance, Inc. (a)	6,200	142,600
New Plan Excel Realty Trust	400	10,000
New York Community Bancorp, Inc.	593	12,180
Newmont Mining Corp.	6,200	282,286
Nextel Communications, Inc., Class A (a)	14,300	340,912
NiSource, Inc.	5,949	124,988
Noble Energy, Inc.	300	17,472
Northeast Utilities	700	13,573
Northrop Grumman Corp.	4,900	261,317
Novellus Systems, Inc. (a)	2,500	66,475
NSTAR	200	9,820
Nucor Corp.	1,200	109,644
Occidental Petroleum Corp.	5,100	285,243
OGE Energy Corp.	300	7,569
Old Republic International Corp.	450	11,263
Omnicare, Inc.	300	8,508
Omnicom Group, Inc.	5,200	379,912
Oracle Corp. (a)	54,200	611,376
Outback Steakhouse, Inc.	200	8,306
PACCAR, Inc.	1,750	120,960
Packaging Corporation of America	300	7,341
Parker Hannifin Corp.	2,200	129,492
Patterson Co., Inc. (a)	200	15,312
Patterson UTI Energy, Inc.	600	11,442
Paychex, Inc.	5,600	168,840
Payless ShoeSource, Inc. (a)	200	2,026
Pentair, Inc.	400	13,964
PeopleSoft, Inc. (a)	5,100	101,235
Pepco Holdings, Inc.	300	5,970
PepsiCo, Inc.	38,100	1,853,565
PETsMART, Inc.	400	11,356
Pfizer, Inc.	116,460	3,563,676
PG&E Corp. (a)	5,200	158,080
Phelps Dodge Corp.	1,400	128,842
Pier 1 Imports, Inc.	300	5,424
Pioneer Natural Resources Co.	300	10,344
Pitney Bowes, Inc.	3,400	149,940
Plexus Corp. (a)	300	3,312
PMI Group, Inc.	200	8,116
PNC Financial Services Group, Inc.	4,000	216,400
PNM Resources, Inc.	450	10,129
PPG Industries, Inc.	1,500	91,920
PPL Corp.	1,600	75,488
Praxair, Inc.	5,400	230,796
Pride International, Inc. (a)	400	7,916
Procter & Gamble Co.	32,700	1,769,724
Progress Energy, Inc.	2,900	122,786
Progressive Corp.	3,900	330,525
Protective Life Corp.	200	7,862
Prudential Financial, Inc.	10,100	475,104
Public Service Enterprise Group, Inc.	6,600	281,160

Puget Energy, Inc.	200	4,540
QLogic Corp. (a)	1,700	50,337
QUALCOMM, Inc.	23,200	905,728
Quest Diagnostics, Inc.	2,200	194,084
Questar Corp.	300	13,746
Radian Group, Inc.	300	13,869
Raytheon Co.	6,300	239,274
Reader’s Digest Association, Inc., Class A	300	4,377
Regions Financial Corp.	7,500	247,950
Republic Services, Inc.	400	11,904
Reynolds & Reynolds Co., Class A	500	12,335
Rohm & Haas Co.	2,200	94,534
Ross Stores, Inc.	400	9,376
RPM, Inc.	400	7,060
Sacyr Vallehermoso, SA	180	2,551
Safeway, Inc. (a)	3,400	65,654
Saks, Inc.	500	6,025
SanDisk Corp. (a)	1,000	29,120
Sanmina-SCI Corp. (a)	8,200	57,810
Sara Lee Corp.	21,000	480,060
SBC Communications, Inc.	48,698	1,263,713
Scana Corp.	478	17,849
Scholastic Corp. (a)	100	3,089
Scientific-Atlanta, Inc.	2,400	62,208
Sears, Roebuck & Co.	3,900	155,415
SEI Investments Co.	300	10,104
Sempra Energy	2,900	104,951
Siebel Systems, Inc. (a)	10,000	75,400
Silicon Valley Bancshares (a)	400	14,868
Six Flags, Inc. (a)	600	3,264
SLM Corp.	2,300	102,580
Smith International, Inc. (a)	400	24,292
Smithfield Foods, Inc. (a)	300	7,500
Solectron Corp. (a)	12,300	60,885
Sonoco Products Co.	300	7,932
Southern Co.	14,500	434,710
SouthTrust Corp.	4,600	191,636
Southwest Airlines Co.	4,100	55,842
Sovereign Bancorp, Inc.	900	19,638
SPX Corp.	1,400	49,560
St. Jude Medical, Inc. (a)	2,700	203,229
Stancorp Financial Group, Inc.	100	7,120
Staples, Inc.	6,850	204,267
Starbucks Corp. (a)	7,700	350,042
Starwood Hotels & Resorts Worldwide, Inc.	9,900	459,558
State Street Corp.	6,900	294,699
Steris Corp. (a)	100	2,194
Storage Technology Corp. (a)	800	20,208
Stryker Corp.	4,000	192,320
Sun Microsystems, Inc. (a)	48,300	195,132
SunTrust Banks, Inc.	4,400	309,804
Superior Industries International, Inc.	100	2,995
Swift Transportation Co., Inc. (a)	300	5,046
Sybase, Inc. (a)	800	11,032
Synopsys, Inc. (a)	4,100	64,903
Target Corp.	9,700	438,925
TCF Financial Corp.	400	12,116
Tech Data Corp. (a)	200	7,710
Teleflex, Inc.	400	17,000
Telephone & Data Systems, Inc.	200	16,834

Tenet Healthcare Corp. (a)	9,150	98,728
Teradyne, Inc. (a)	2,800	37,520
Texas Instruments, Inc.	28,800	612,864
Textron, Inc.	700	44,989
The Saint Paul Travelers Co., Inc.	13,969	461,815
Tidewater, Inc.	400	13,020
Timberland Co., Class A (a)	100	5,680
Time Warner, Inc. (a)	46,000	742,440
TJX Cos., Inc.	7,700	169,708
Tootsie Roll Industries, Inc.	20	584
Triad Hospitals, Inc. (a)	200	6,888
Triquint Semiconductor, Inc. (a)	600	2,340
TXU Corp.	2,900	138,968
Tyson Foods, Inc., Class A	738	11,823
U.S. Bancorp	24,250	700,825
United Parcel Service, Inc., Class B	7,800	592,176
United Rentals, Inc. (a)	600	9,534
United Technologies Corp.	7,400	691,012
UnitedHealth Group, Inc.	13,127	967,985
Unitrin, Inc.	200	8,314
Universal Health Services, Inc., Class B	100	4,350
Unocal Corp.	5,500	236,500
UnumProvident Corp.	3,000	47,070
Valassis Communications, Inc. (a)	200	5,916
Valero Energy Corp.	436	34,972
Valspar Corp.	200	9,336
Varco International, Inc. (a)	200	5,364
Varian Medical Systems, Inc. (a)	200	6,914
Vectren Corp.	100	2,518
VERITAS Software Corp. (a)	4,100	72,980
Verizon Communications, Inc.	39,200	1,543,696
Vertex Pharmaceuticals, Inc. (a)	300	3,150
Viacom, Inc., Class B	32,423	1,088,116
Viad Corp.	100	2,373
Vishay Intertechnology, Inc. (a)	1,100	14,190
Vulcan Materials Co.	1,750	89,162
Wachovia Corp.	16,900	793,455
Waddell & Reed Financial, Inc., Class A	400	8,800
Walgreen Co.	10,300	369,049
Wal-Mart Stores, Inc.	46,000	2,447,200
Walt Disney Co.	37,500	845,625
Washington Mutual, Inc.	11,500	449,420
Waste Management, Inc.	23,500	642,490
Waters Corp. (a)	400	17,640
Webster Financial Corp.	200	9,878
WellPoint Health Networks, Inc. (a)	3,200	336,288
Wells Fargo & Co.	21,000	1,252,230
Westamerica Bancorporation	100	5,489
Westar Energy, Inc.	600	12,120
Westwood One, Inc. (a)	300	5,931
Weyerhaeuser Co.	3,750	249,300
Whole Foods Market, Inc.	200	17,158
Williams-Sonoma, Inc. (a)	300	11,265
Wilmington Trust Corp.	100	3,621
Wind River Systems, Inc. (a)	600	7,320
Wisconsin Energy Corp.	300	9,570
Wyeth	22,400	837,760
Xcel Energy, Inc.	3,200	55,424
Xerox Corp. (a)	12,000	168,960
Xilinx, Inc.	4,500	121,500

Yahoo!, Inc. (a)	19,600	664,636
Yum! Brands, Inc.	6,900	280,554
Zimmer Holdings, Inc. (a)	4,260	336,710
		134,970,502

Total Common Stocks 92.2%		284,199,810

Preferred Stocks 1.1%
Australia 0.1%
News Corp., Ltd.	19,818	156,680

Brazil 1.0%
Ambev Cia De Bebid	828,000	187,379
Aracruz Celulos, SA	21,000	69,339
Banco Bradesco, SA	3,000	158,132
Banco Itau Holding Financeira, SA	2,042,000	226,770
Brasil Telecom Participacoes, SA	11,307,000	73,165
Caemi Mineracao e Metalurgica (a)	79,000	49,738
Companhia Energetica de Minas Gerais	4,735,000	99,702
Companhia Vale do Rio Doce	28,000	536,691
Electrobras, SA	5,694,000	84,643
Embratel Participa, SA (a)	10,108,000	22,839
Empresa Brasileira de Aeronautica, SA	17,000	111,787
Gerdau, SA	7,000	114,096
Klabin, SA	29,000	48,486
Petroleo Brasileiro, SA	26,000	853,389
Sadia, SA	23,000	42,959
Sider De Tubarao Npv	692,000	29,336
Tele Centro Oeste	11,586,484	39,230
Tele Norte Leste Participacoes	13,209	173,949
Telesp Celular Participacoes, SA (a)	20,335,000	49,504
Usiminas, SA	5,000	77,475
Votorantim Celulose e Papel, SA	788,000	54,297
		3,102,906

Germany 0.0%
Porsche, AG	148	96,244
ProSieben SAT.1 Media, AG	1,047	19,313
Volkswagen, AG	1,347	36,684
		152,241

Thailand 0.0%
Siam Commercial Bank Public Co., Ltd.	44,253	48,078

Total Preferred Stocks		3,459,905

Total Long-Term Investments 93.3% (Cost $236,613,877)		287,659,715

Repurchase Agreement 3.8%

State Street Repo ($11,595,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/04, to be sold on 10/01/04 at $11,595,322) (Cost $11,595,000)		11,595,000

Total Investments 97.1% (Cost $248,208,877)		299,254,715

Foreign Currency 2.0% (Cost $6,111,468)	6,177,141

Other Assets in Excess of Liabilities 0.9%	2,733,248

Net Assets 100.0%	$308,165,104

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
ADR	-	American Depositary Receipt
CVA	-	Certification Van Aandelen
GDR	-	Global Depositary Receipt

At September 30, 2004, the Fund had outstanding forward foreign currency contracts as follows:

	Current Value	Unrealized Appreciation/ Depreciation
Long Contracts:
Euro, 470,216 expiring 12/16/04	584,283	8,159
Euro, 1,064,695 expiring 12/16/04	1,322,971	17,421
Euro, 4,000,224 expiring 12/16/04	4,970,609	65,534
Euro, 8,151,455 expiring 12/16/04	10,128,856	157,589
		248,703
Short Contracts:
Euro, 915,800 expiring 12/16/04	1,137,957	(15,608)
Euro, 600,000 expiring 12/16/04	745,550	(8,749)
		(24,357)
		$224,346

The futures contracts outstanding as of September 30, 2004, and the descriptions and the unrealized appreciation/depreciation are as follows:

	Contracts	Unrealized Appreciation/ Depreciation
Long Contracts:
CAC 40 10 Euro Index - December 04 (Current Notional Value of $45,330 per contract)	168	(134,091)
DAX Index - December 04 (Current Notional Value of $121,398 per contract)	59	(114,753)
Hang Seng Stock Index - October 04 (Current Notional Value of $84,142 per contract)	37	(19,396)
S & P 500 Index - December 04 (Current Notional Value of $278,725 per contract)	8	(23,340)
	272	$(291,580)

Summary of Long-Term Investments by Industry Classification (Unaudited)

Industry	Value	Percent of Net Assets
Diversified Banks	$28,524,779	9.3%
Pharmaceuticals	23,333,394	7.6
Integrated Oil & Gas	20,129,674	6.5
Integrated Telecommunication Services	11,318,911	3.7
Industrial Conglomerates	8,250,474	2.7
Other Diversified Financial Services	8,090,628	2.6
Electric Utilities	7,528,262	2.4
Communications Equipment	6,601,282	2.1
Automobile Manufacturers	5,858,906	1.9
Systems Software	5,379,787	1.7
Computer Hardware	5,270,597	1.7
Wireless Telecommunication Services	4,784,226	1.6
Oil & Gas Exploration & Production	4,560,493	1.5
Semiconductors	4,227,460	1.4
Multi-line Insurance	4,212,795	1.4
Life & Health Insurance	4,170,637	1.4
Property & Casualty	4,160,595	1.4
Packaged Foods	3,731,207	1.2
Soft Drinks	3,540,697	1.1
Health Care Equipment	3,504,531	1.1
Household Products	3,472,333	1.1
Diversified Metals & Mining	3,459,504	1.1
Movies & Entertainment	3,435,388	1.1
Hypermarkets & Super Centers	3,379,990	1.1
Aerospace & Defense	3,365,009	1.1
Investment Banking & Brokerage	3,315,030	1.1
Industrial Machinery	2,882,762	0.9
Data Processing & Outsourcing Services	2,851,390	0.9
Biotechnology	2,650,320	0.9
Consumer Electronics	2,444,549	0.8
Tobacco	2,405,561	0.8
Real Estate Management & Development	2,366,382	0.8
Thrifts & Mortgage Finance	2,340,217	0.8
Railroads	2,336,879	0.8
Diversified Chemicals	2,334,170	0.8
Electronic Equipment Manufacturers	2,321,973	0.8
Publishing	2,254,852	0.7
Regional Banks	2,229,999	0.7
Managed Health Care	2,204,001	0.7
Multi-Utilities & Unregulated Power	2,182,355	0.7
Gas Utilities	2,114,854	0.7
Steel	2,090,430	0.7
Food Retail	1,875,439	0.6
Paper Products	1,863,261	0.6
Oil & Gas Equipment & Services	1,741,346	0.6
Air Freight & Couriers	1,720,250	0.6
Restaurants	1,653,391	0.5
Diversified Commercial Services	1,652,805	0.5
Broadcasting & Cable TV	1,619,112	0.5
Personal Products	1,594,042	0.5
Apparel Retail	1,572,992	0.5
Home Improvement Retail	1,470,325	0.5
Construction Materials	1,466,835	0.5
Brewers	1,463,478	0.5
Office Electronics	1,461,885	0.5
Department Stores	1,393,334	0.5
Application Software	1,251,398	0.4

Building Products	1,231,757	0.4
Construction & Farm Machinery	1,195,285	0.4
Internet Software & Services	1,160,201	0.4
Asset Management & Custody Banks	1,152,898	0.4
Hotels	1,113,979	0.4
Specialty Chemicals	1,111,306	0.4
Trading Companies & Distributors	1,100,896	0.4
Commodity Chemicals	1,067,392	0.3
Construction & Engineering	1,032,593	0.3
Semiconductor Equipment	988,047	0.3
Consumer Finance	976,067	0.3
Computer Storage & Peripherals	960,764	0.3
Aluminum	927,292	0.3
Auto Parts & Equipment	926,923	0.3
Industrial Gases	914,074	0.3
Diversified Capital Markets	895,326	0.3
Casinos & Gaming	873,247	0.3
Electrical Components & Equipment	858,675	0.3
Health Care Services	848,979	0.3
Homebuilding	798,520	0.3
Advertising	761,064	0.2
Drug Retail	694,121	0.2
Distillers & Vintners	692,007	0.2
Apparel & Accessories	676,411	0.2
Environmental Services	654,394	0.2
Internet Retail	625,184	0.2
Tires & Rubber	593,977	0.2
Oil & Gas Refining & Marketing	588,954	0.2
Oil & Gas Drilling	587,952	0.2
Specialty Stores	581,443	0.2
Marine	566,402	0.2
Gold	553,806	0.2
Insurance Brokers	531,612	0.2
Electronic Manufacturing Services	526,201	0.2
Fertilizers & Agricultural Chemicals	521,936	0.2
General Merchandise Stores	516,620	0.2
Highways & Railtracks	502,750	0.2
Home Entertainment Software	502,563	0.2
Real Estate Investment Trusts	492,959	0.2
Specialized Finance	492,028	0.2
IT Consulting & Other Services	478,866	0.2
Airlines	440,032	0.1
Photographic Products	424,607	0.1
Health Care Distributors	416,815	0.1
Lodging/Resorts	386,220	0.1
Catalog Retail	368,868	0.1
Household Appliances	329,609	0.1
Water Utilities	285,569	0.1
Forest Products	273,097	0.1
Office Services & Supplies	260,018	0.1
Commercial Printing	256,354	0.1
Computer & Electronics Retail	239,052	0.1
Heavy Electrical Equipment	232,005	0.1
Employment Services	182,569	0.1
Trucking	180,400	0.1
Leisure Facilities	160,120	0.1
Agricultural Products	145,297	0.0
Health Care Facilities	135,150	0.0
Health Care Supplies	125,347	0.0
Reinsurance	121,675	0.0

Metal & Glass Containers	120,684	0.0
Leisure Products	113,876	0.0
Marine Ports & Services	108,218	0.0
Paper Packaging	106,984	0.0
Technology Distributors	86,356	0.0
Multi-Sector Holdings	84,170	0.0
Airport Services	80,647	0.0
Textile	70,163	0.0
Footwear	65,029	0.0
Alternative Carriers	63,287	0.0
Distributors	50,479	0.0
Motorcycle Manufacturers	30,383	0.0
Home Furnishings	20,894	0.0
Housewares & Specialties	3,090	0.0
	287,659,715	93.3%

Van Kampen Global Franchise Fund

Portfolio of Investments September 30, 2004 (Unaudited)

Description	Number of Shares	Value

Common Stocks 95.5%
Canada 2.8%
Torstar Corp., Class B	2,406,314	$48,475,533

Finland 4.8%
Kone Oyj, Class B	1,407,078	84,826,425

France 6.8%
Groupe Danone	960,422	75,567,849
Sanofi-Aventis, SA	605,103	43,925,165
		119,493,014

Netherlands 6.5%
Koninklijke Numico NV (a)	1,918,570	61,145,841
Reed Elsevier NV	4,044,665	52,135,383
		113,281,224

Spain 4.1%
Altadis, SA	1,252,428	42,655,455
Zardoya Otis S.A.	1,374,673	29,526,665
		72,182,120

Sweden 4.8%
Swedish Match AB	7,970,317	84,229,696

Switzerland 8.1%
Nestle, SA (Registered)	325,813	74,746,335
Novartis AG	1,450,685	67,725,398
		142,471,733

United Kingdom 39.5%
Allied Domecq plc	9,484,723	80,592,643
British American Tobacco plc	9,522,944	138,197,965
Cadbury Schweppes plc	13,757,322	105,930,430
Capital Radio plc	2,522,883	18,786,109
Diageo plc	6,036,205	75,458,987
GlaxoSmithKline plc	3,278,867	70,751,144
Imperial Tobacco Group plc	2,866,490	62,528,041
Reckitt Benckiser plc	3,365,798	82,566,640
SMG plc	13,249,961	26,406,156
WPP Group plc	3,575,627	33,330,013
		694,548,128

United States 18.1%
Altria Group, Inc.	1,562,006	73,476,762
Bristol-Myers Squibb Co.	2,067,723	48,943,003
Brown-Forman Corp., Class B	459,401	21,040,566
Fortune Brands, Inc.	267,788	19,840,413
Kimberly-Clark Corp.	739,104	47,738,727
Merck & Co., Inc.	1,450,724	47,873,892
New York Times Co., Class A	1,492,208	58,345,333
		317,258,696

Total Long-Term Investments 95.5%
(Cost $1,537,578,085)		1,676,766,569

Repurchase Agreement 7.0%

State Street Bank & Trust Co. ($123,899,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/04, to be sold on 10/01/04 at $123,902,442)		123,899,000
(Cost $123,899,000)

Total Investments 102.5%
(Cost $1,661,477,085)		1,800,665,569

Foreign Currency 0.0%
(Cost $514,437)		518,010

Liabilities in Excess of Other Assets (2.5%)		(44,730,572)

Net Assets 100.0%		$1,756,453,007

Percentages are calculated as a percentage of net assets.

(a)          Non-income producing security as this stock currently does not declare dividends.

Forward foreign currency contracts outstanding as of September 30, 2004:

	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
British Pound, 168,230,000 expiring 10/18/04	$304,351,885	$1,657,139

Summary of Long-Term Investments by Industry Classification

Industry	Market Value	Percent of Net Assets

Tobacco	$401,087,919	22.8%
Packaged Foods	317,390,455	18.1%
Pharmaceuticals	279,218,602	15.9%
Distillers & Vintners	177,092,196	10.1%
Publishing	158,956,248	9.0%
Household Products	130,305,368	7.4%
Industrial Machinery	114,353,090	6.5%
Broadcasting & Cable TV	45,192,265	2.6%
Advertising	33,330,013	1.9%
Housewares & Specialties	19,840,413	1.1%
	$1,676,766,569	95.5%

Van Kampen Global Value Equity Fund

Portfolio of Investments September 30, 2004

Description	Number of Shares	Value

Common Stocks 94.1%
Australia 1.4%
Foster’s Group, Ltd.	473,123	$1,626,150
National Australia Bank, Ltd.	134,710	2,640,992
		4,267,142

Bermuda 0.5%
Tyco International, Ltd.	49,256	1,510,189

Cayman Islands 1.0%
XL Capital, Ltd.	41,655	3,082,053

France 5.9%
BNP Paribas, SA	61,117	3,950,359
Groupe Danone	20,720	1,630,289
Lafarge, SA	41,380	3,623,621
Sanofi-Aventis	59,114	4,291,157
Total, SA	20,915	4,263,566
		17,758,992

Germany 1.8%
BASF, AG	66,339	3,912,699
Bayerische Motoren Werke, AG	35,226	1,449,314
		5,362,013

Hong Kong 0.6%
Hong Kong Electric Holdings, Ltd.	393,000	1,744,046

Ireland 1.7%
Bank of Ireland	260,912	3,515,561
Kerry Group Plc, Ser A	81,259	1,789,808
		5,305,369

Italy 2.8%
ENI S.p.A.	236,324	5,299,265
Telecom Italia S.p.A.	1,439,742	3,301,812
		8,601,077

Japan 10.4%
Canon, Inc.	75,000	3,534,067
Fuji Photo Film Co., Ltd.	112,000	3,688,165

Kao Corp.	154,000	3,411,171
Mitsui Sumitomo Insurance Co., Ltd.	177,000	1,463,595
Nippon Telegraph & Telephone Corp.	481	1,920,850
Rohm Co., Ltd.	19,400	1,955,353
Sankyo Co., Ltd.	77,700	1,646,875
Sekisui House, Ltd.	242,000	2,315,874
Sumitomo Electric Industries, Ltd.	259,000	2,304,212
Takeda Pharmaceutical Co., Ltd.	102,600	4,666,606
Toyota Motor Corp.	38,800	1,489,457
Yamanouchi Pharmaceutical Co., Ltd.	94,000	3,044,119
		31,440,344

Netherlands 3.3%
Koninklijke Royal Philips Electronics, NV	52,229	1,197,137
Royal Dutch Petroleum Co.	118,277	6,103,093
Unilever, NV CVA	47,251	2,720,513
		10,020,743

Republic of Korea 0.8%
SK Telecome Co., Ltd.- ADR	131,113	2,550,148

Spain 1.0%
Telefonica, SA	194,797	2,917,699

Switzerland 6.1%
Holcim, Ltd. (Registered)	33,148	1,750,929
Nestle, SA (Registered)	24,051	5,517,656
Novartis, AG (Registered)	71,127	3,320,572
Roche Holding, AG	15,626	1,616,937
Syngenta, AG (Registered)	34,904	3,331,790
UBS, AG (Registered)	42,484	2,995,503
		18,533,387

United Kingdom 20.6%
Allied Domecq Plc	485,190	4,122,708
Amvescap Plc	256,117	1,386,258
BAA Plc	204,354	2,049,268
Barclays Plc	348,908	3,350,308
Cadbury Schweppes Plc	587,573	4,524,271
Diageo Plc	259,120	3,239,276
GlaxoSmithKline Plc	360,441	7,777,569
Imperial Tobacco Group Plc	143,518	3,130,623
National Grid Transco Plc	230,120	1,943,887
Prudential Corp. Plc	187,831	1,533,063
Reed Elsevier Plc	778,660	6,842,070
Rentokil Initial Plc	477,643	1,302,380
Rolls-Royce Group Plc	843,207	3,868,847
Royal Bank of Scotland Group Plc	187,686	5,427,036
Scottish & Southern Energy Plc	224,268	3,165,211
Vodafone Group Plc	2,137,751	5,122,131

WPP Group Plc	176,946	1,649,393
Yell Group Plc	321,146	2,050,971
		62,485,270

United States 36.2%
Alcoa, Inc.	92,946	3,122,056
Altria Group, Inc.	124,516	5,857,233
BJ’s Wholesale Club, Inc. (a)	104,869	2,867,118
Boeing Co.	92,575	4,778,721
Bristol-Myers Squibb Co.	130,323	3,084,745
ChevronTexaco Corp.	48,464	2,599,609
Citigroup, Inc.	130,287	5,748,262
Coca-Cola Co.	34,993	1,401,470
Du Pont (E.I.) de Nemours & Co.	19,099	817,437
Emerson Electric Co.	18,056	1,117,486
Exxon Mobil Corp.	46,883	2,265,855
First Data Corp.	84,934	3,694,629
Gap, Inc. (The)	77,044	1,440,723
General Dynamics Corp.	33,657	3,436,380
Georgia-Pacific Corp.	63,814	2,294,113
Hewlett-Packard Co.	161,767	3,033,131
International Business Machines Corp.	68,078	5,837,008
Kroger Co. (a)	138,159	2,144,228
Loews Corp. - Carolina Group	86,442	2,106,592
MBIA, Inc.	61,924	3,604,596
McDonald’s Corp.	135,405	3,795,402
Mellon Financial Corp.	125,429	3,473,129
Merck & Co., Inc.	43,496	1,435,368
Merrill Lynch & Co., Inc.	58,677	2,917,420
New York Times Co., Class A	44,882	1,754,886
Northrop Grumman Corp.	88,066	4,696,560
Pfizer, Inc.	129,710	3,969,126
Prudential Financial, Inc.	60,056	2,825,034
Saint Paul Travelers, Inc.	101,777	3,364,748
SBC Communications, Inc.	147,439	3,826,042
United Technologies Corp.	18,928	1,767,497
Verizon Communications, Inc.	116,370	4,582,651
Viacom, Inc., Class B	59,593	1,999,941
Wyeth, Inc.	162,202	6,066,355
Xerox Corp. (a)	140,359	1,976,255
		109,701,806

Total Long-Term Investments 94.1%
(Cost $254,241,525)		285,280,278

Repurchase Agreement 5.0%
State Street Bank & Trust Co. ($15,079,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/04, to be sold on 10/01/04 at $15,079,419)		15,079,000

(Cost $15,079,000)

Total Investments 99.1%
(Cost $269,320,525)	300,359,278

Foreign Currency 0.4%
(Cost $1,184,652)	1,193,389

Other Assets in Excess of Liabilities 0.5%	1,583,463

Net Assets 100.0%	$303,136,130

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
ADR	-	American Depositary Receipt
CVA	-	Certification Van Aandelen

Summary of Long Term Investments by Industry Classification (Unaudited)

Industry	Value	Percent of Net Assets

Pharmaceuticals	$40,919,429	13.5%
Integrated Oil & Gas	20,531,388	6.8
Diversified Banks	18,884,256	6.2
Aerospace & Defense	18,548,005	6.1
Integrated Telecommunication Services	16,549,053	5.5
Packaged Foods	16,182,538	5.3
Property & Casualty	11,514,992	3.8
Tobacco	11,094,447	3.7
Computer Hardware	8,870,139	2.9
Publishing	8,596,956	2.8
Wireless Telecommunication Services	7,672,279	2.5
Distillers & Vintners	7,361,984	2.4
Other Diversified Financial Services	5,748,262	1.9
Office Electronics	5,510,322	1.8
Construction Materials	5,374,550	1.8
Electric Utilities	4,909,257	1.6
Asset Management & Custody Banks	4,859,388	1.6
Diversified Chemicals	4,730,136	1.6
Life & Health Insurance	4,358,097	1.4
Restaurants	3,795,402	1.3
Advertising	3,700,364	1.2
Data Processing & Outsourcing Services	3,694,629	1.2
Photographic Products	3,688,165	1.2
Electrical Components & Equipment	3,421,698	1.1
Household Products	3,411,171	1.1
Fertilizers & Agricultural Chemicals	3,331,790	1.1
Aluminum	3,122,056	1.0
Diversified Capital Markets	2,995,503	1.0
Automobile Manufacturers	2,938,771	1.0
Investment Banking & Brokerage	2,917,420	1.0
Hypermarkets & Super Centers	2,867,118	0.9
Homebuilding	2,315,874	0.8
Paper Products	2,294,113	0.8
Food Retail	2,144,228	0.7
Airport Services	2,049,268	0.7
Movies & Entertainment	1,999,941	0.7
Semiconductors	1,955,353	0.6
Multi-Utilities & Unregulated Power	1,943,887	0.6
Brewers	1,626,150	0.5
Industrial Conglomerates	1,510,189	0.5
Apparel Retail	1,440,723	0.5
Soft Drinks	1,401,470	0.5
Diversified Commercial Services	1,302,380	0.4
Consumer Electronics	1,197,137	0.4
	$285,280,278	94.1%

Van Kampen International Magnum Fund

Portfolio of Investments September 30, 2004 (Unaudited)

Description	Number of Shares	Value

Common and Preferred Stocks 98.3%
Australia 3.2%
AMP, Ltd.	$71,900	$325,494

Australia and New Zealand Banking Group, Ltd.	9,572	132,294
BHP Biliton, Ltd.	40,978	427,593
Coles Myer, Ltd.	10,650	72,358
Gunns, Ltd.	12,400	130,381
National Australia Bank, Ltd.	7,700	150,959
Newcrest Mining, Ltd.	12,700	140,180
News Corp., Ltd.	29,940	248,235
Qantas Airways, Ltd.	26,963	67,595
QBE Insurance Group, Ltd.	14,650	139,455
Rio Tinto, Ltd.	11,200	309,018
Westpac Banking Corp., Ltd.	13,400	172,639
		2,316,201

Austria 0.2%
Telekom Austria, AG	11,033	154,694

Belgium 1.2%
AGFA-Gevaert, NV	12,363	358,824
Fortis	6,096	145,030
Solvay, SA	3,626	335,780
		839,634

Bermuda 0.7%
Esprit Holdings, Ltd.	66,000	337,758
Li & Fung, Ltd.	94,400	135,001
		472,759

Denmark 0.7%
Carlsberg A/S	5,122	239,566
Novo-Nordisk A/S	4,815	263,814
		503,380

Finland 2.0%
Nokia Oyj	32,310	444,988
Pohjola Group Plc, Class D	8,202	84,619
Sampo Oyj, Class A	49,952	552,604
TietoEnator Oyj	12,388	359,088
		1,441,299

France 10.8%
Atos Origin, SA (a)	10,501	580,195
Axa	33,683	682,029
BNP Paribas, SA	14,702	950,279
Cap Gemini, SA (a)	3,888	91,485
Carrefour, SA	5,996	282,246
France Telecom, SA	56,534	1,409,652
Groupe Danone	1,924	151,384
M6 - Metropole Television	3,421	91,595
Neopost, SA	3,143	201,979
Sanofi-Aventis, SA	7,930	575,648
Schneider Electric, SA	10,540	681,919
Societe Generale	4,334	383,835
Total, SA, Class B	6,663	1,358,266
Vinci, SA	2,643	304,378
		7,744,890

Germany 7.5%
Adidas-Salomon, AG	3,206	447,721
Allianz, AG	4,456	449,142
Bayerische Motoren Werke, AG	16,452	676,890
Deutsche Boerse, AG	12,999	657,944
Deutsche Telekom, AG (a)	31,828	591,060
Fresenius Medical Care, AG	4,765	365,206
Infineon Technologies, AG (a)	9,288	94,900
Linde, AG	2,930	168,988
Metro, AG	2,291	102,318
Muenchener Rueckversicherungs	2,274	219,230
Porsche, AG - Preferred Stock	274	178,182
SAP, AG	1,758	273,368
Siemens, AG	15,101	1,111,404
		5,336,353

Hong Kong 2.9%
Cheung Kong Holdings, Ltd.	13,000	111,714
Great Eagle Holding, Ltd.	233,000	455,738
Henderson Land Development Co., Ltd.	103,000	492,760
Hutchison Telecom International (a)	187	0
Hutchison Whampoa, Ltd.	14,000	109,534
Hysan Development Co., Ltd.	135,000	238,947
Kerry Properties, Ltd.	82,000	154,604
New World Development Co., Ltd.	395,000	372,369
Sun Hung Kai Properties, Ltd.	7,000	65,989
Techtronic Industries Co.	40,000	78,751
		2,080,406

Ireland 0.9%
Bank of Ireland	34,653	466,919
Bank of Ireland	349	4,707
Kerry Group Plc, Ser A	8,209	180,811
		652,437

Italy 3.5%
ENI S.p.A.	37,841	848,536
SanPaolo IMI S.p.A	13,468	152,173
Telecom Italia S.p.A.	184,726	570,592
Telecom Italia S.p.A.-RNC	200,277	459,302
UniCredito Italiano S.p.A.	99,424	501,751
		2,532,354

Japan 21.7%
Amada Co., Ltd.	43,000	224,916
Canon, Inc.	8,000	376,967
Casio Computer Co., Ltd.	24,000	283,599
Dai Nippon Printing Co., Ltd.	16,000	214,537
Daicel Chemical Industries, Ltd.	47,000	233,012
Daifuku Co., Ltd.	37,000	203,630
Daikin Industries, Ltd.	16,000	387,883
Denki Kagaku Kogyo KK	63,000	191,986
East Japan Railway Co.	49	254,071
FamilyMart Co., Ltd.	11,100	298,376
Fuji Machine Manufacturing Co.	8,900	83,228
Fuji Photo Film Co., Ltd.	10,000	329,300
Fujitec Co., Ltd.	15,000	72,865
Fujitsu, Ltd.	56,000	324,497
Furukawa Electric Co., Ltd. (a)	32,000	125,753
Hitachi Capital Corp.	17,100	269,885
Hitachi High-Technologies Corp.	5,000	69,635
Hitachi, Ltd.	53,000	321,095
House Foods Corp.	9,800	132,652
Kaneka Corp.	38,000	374,020
Kurita Water Industries, Ltd.	17,100	232,553
Kyocera Corp.	4,400	310,197
Kyudenko Corp.	14,000	63,932
Lintec Corp.	11,000	146,893
Matsushita Electric Industrial Co., Ltd.	31,000	414,819
Minebea Co., Ltd.	38,000	155,554
Mitsubishi Chemical Corp.	85,000	258,255
Mitsubishi Corp.	35,000	379,196
Mitsubishi Estate Co., Ltd.	20,000	209,224
Mitsubishi Heavy Industries, Ltd. (a)	107,000	302,711
Mitsubishi Logistics Corp.	11,000	96,862
Mitsumi Electric Co., Ltd.	16,200	174,187
Nagase & Co., Ltd.	14,000	118,057
NEC Corp.	49,000	293,741
Nifco, Inc.	12,000	178,150
Nintendo Co., Ltd.	3,700	453,707
Nippon Meat Packers, Inc.	14,000	187,719

Nippon Telegraph & Telephone Corp.	58	231,620
Nissan Motor Co., Ltd.	41,900	457,382
Nissha Printing Co., Ltd.	6,000	91,367
Nisshinbo Industries, Inc.	21,000	141,554
Obayashi Corp.	43,000	214,355
Ono Pharmaceutical Co., Ltd.	7,000	311,380
Ricoh Co., Ltd.	21,000	396,389
Rinnai Corp.	4,600	140,599
Rohm Co., Ltd.	1,500	151,187
Ryosan Co., Ltd.	8,800	188,920
Sangetsu Co., Ltd.	1,300	31,279
Sanki Engineering Co., Ltd.	6,000	40,444
Sankyo Co., Ltd.	17,100	362,440
Sanwa Shutter Corp.	31,000	140,999
Sekisui Chemical Co., Ltd.	38,000	262,713
Sekisui House, Ltd.	23,000	220,104
Shin-Etsu Polymer Co., Ltd.	22,000	122,678
Sony Corp.	8,400	287,310
Suzuki Motor Co., Ltd.	18,000	295,224
TDK Corp.	5,100	340,526
Teijin, Ltd.	20,000	71,682
Toho Co., Ltd.	5,400	76,876
Tokyo Electric Power Co., Inc.	10,400	224,215
Toshiba Corp.	93,000	342,627
Toyo Ink Mfg Co., Ltd.	22,000	76,048
Toyota Motor Corp.	13,900	533,594
Tsubakimoto Chain Co.	40,000	134,631
Yamaha Corp.	20,100	306,629
Yamaha Motor Co.	13,000	197,489
Yamanouchi Pharmaceutical Co., Ltd.	11,300	365,942
		15,505,867

Netherlands 5.9%
Aegon, NV	16,140	174,138
ASML Holding, NV (a)	13,848	178,327
ING Groep, NV	6,977	176,223
Koninklijke (Royal) Philips Electronics, NV	16,034	367,514
Koninklijke Ahold, NV (a)	20,178	128,918
Royal Dutch Petroleum Co.	16,656	858,571
Royal Numico, NV (a)	12,665	403,640
STMicroelectronics, NV	10,459	180,448
Unilever, NV CVA	16,063	924,840
Wolters Kluwer, NV	49,119	827,294
		4,219,913

Norway 0.4%
DnB Holding, ASA	23,117	183,190
Telenor, ASA	15,444	117,789
		300,979

Poland 0.2%
Telekomunikacja Polska, SA	38,576	166,872

Singapore 1.5%
Capitacommercial Trust (a)	32,200	22,378
CapitaLand, Ltd.	161,000	171,180
City Developments, Ltd.	31,000	120,608
Oversea-Chinese Banking Corp., Ltd.	24,000	199,578
Sembcorp Industries, Ltd.	111,000	96,920
Singapore Airlines, Ltd.	45,000	291,349
Venture Corp., Ltd.	18,000	176,413
		1,078,426

Spain 3.3%
ACS Actividades de Construccion y Servicios, SA	15,294	278,883
Altadis, SA	14,323	487,816
Banco Bilbao Vizcaya, SA	33,129	456,267
Grupo Ferrovial, SA	2,320	103,671
Sogecable, SA (a)	3,920	157,871
Telefonica, SA (a)	57,724	864,599
		2,349,107

Sweden 2.1%
Assa Abloy AB	25,797	323,073
Autoliv, Inc. - SDR	6,305	251,812
Electrolux AB, Class B	6,421	117,207
Nordea Bank AB	21,119	172,460
Securitas AB, Class B	10,653	141,822
SKF AB, Class B	8,626	327,343
Telefonaktiebolaget LM Ericsson, Class B (a)	61,472	190,671
		1,524,388

Switzerland 7.4%
Adecco, SA (Registered)	1,051	52,270
Ciba Specialty Chemicals, AG (Registered)	4,879	304,094
Compagnie Financiere Richemont, AG, Class A	5,784	160,299
Holcim, Ltd. (Registered)	6,126	323,585
Nestle, SA (Registered)	2,321	532,472
Novartis, AG (Registered)	41,393	1,932,437
Schindler Holding, AG (Registered)	666	207,015
Swiss Reinsurance (Registered)	7,610	438,598
UBS, AG (Registered)	16,631	1,172,635
Zurich Financial Services, AG	1,041	148,637
		5,272,042

United Kingdom 22.2%
Allied Domecq Plc	36,610	311,079
Amvescap Plc	15,716	85,064
AstraZeneca Group Plc	18,434	756,460

Barclays Plc	64,131	615,803
BOC Group Plc	24,617	394,262
BP Plc	50,892	486,373
British American Tobacco Plc	10,505	152,450
British Sky Broadcasting Group Plc	38,909	337,839
Bunzl Plc	20,322	153,256
Cadbury Schweppes Plc	21,777	167,681
Compass Group Plc	21,262	84,940
Diageo Plc	14,873	185,928
EMAP Plc	15,293	208,634
GlaxoSmithKline Plc	76,264	1,645,619
Hays Plc	234,643	564,339
HBOS Plc	5,879	79,458
HSBC Holdings Plc	69,460	1,103,652
ITV Plc	78,571	153,383
Lloyds TSB Group Plc	40,856	319,400
MFI Furniture Group Plc	46,048	88,016
National Grid Transco Plc	18,379	155,253
Prudential Corp. Plc	89,460	730,166
Reed Elsevier Plc	32,336	284,136
Rentokil Initial Plc	56,841	154,987
Rexam Plc	37,896	290,767
Rolls-Royce Group Plc	47,693	218,828
Royal Bank of Scotland Group Plc	40,600	1,173,970
Scottish & Southern Energy Plc	13,059	184,308
Shell Transport & Trading Co. Plc	131,485	965,973
Smith & Nephew Plc	24,123	222,020
Smiths Group Plc	39,807	535,132
Stagecoach Group Plc (a)	76,541	126,539
Tesco Plc	94,769	489,767
Vedanta Resources Plc	28,283	184,470
Vodafone Group Plc	756,055	1,811,536
WPP Group Plc	35,813	333,829
Yell Group Plc	24,220	154,679
		15,909,996

Total Investments 98.3%
(Cost $58,098,122)		70,401,997

Foreign Currency 0.5%
(Cost $321,060)		325,741

Other Assets in Excess of Liabilities 1.2%		878,832

Net Assets 100.0%		$71,606,570

Percentages are calculated as a percentage of net assets.

(a)          Non-income producing security as this stock currently does not declare dividends.

CVA	-	Certification Van Aandelen
SDR	-	Swedish Depository Receipt

Future contracts outstanding as of September 30, 2004:

	Contracts	Unrealized Appreciation/ Depreciation
Long Contracts:
TOPIX Index – December 2004 (Current Notional Value of $100,032 per contract)	6	$(20,251)
	6	$(20,251)

Forward foreign currency contracts outstanding as of September 30, 2004:

	Current Value	Unrealized Appreciation/ Depreciation
Long Contracts:
Euro Currency
2,091,676 expiring 12/03/04	$2,599,094	$38,158
Japanese Yen
244,697,741 expiring 12/03/04	2,233,723	(7,610)
Pound Sterling
2,504,326 expiring 12/03/04	4,513,842	40,260
	9,346,659	70,808
Short Contracts:
Euro Currency
2,033,948 expiring 12/03/04	$2,527,361	$(29,152)
Japanese Yen
139,763,900 expiring 12/03/04	1,275,835	1,610
34,095,000 expiring 12/16/04	311,471	340
Pound Sterling
1,262,313 expiring 12/03/04	2,275,215	(18,628)
	6,389,882	(45,830)
	$15,736,541	$24,978

International Magnum Fund

Summary of Long-Term Investments by Industry Classification (unaudited)

September 30, 2004

	Value	Percent of Net Assets
Diversified Banks	$7,219,334	10.1%
Pharmaceuticals	6,213,739	8.7
Integrated Telecommunication Services	4,566,180	6.4
Integrated Oil & Gas	4,517,719	6.3
Packaged Foods	2,681,200	3.7
Real Estate Management & Development	2,393,133	3.3
Automobile Manufacturers	2,141,272	3.0
Industrial Machinery	1,944,444	2.7
Multi-line Insurance	1,917,032	2.7
Industrial Conglomerates	1,852,990	2.6
Wireless Telecommunication Services	1,811,536	2.5
Commodity Chemicals	1,679,445	2.3
Consumer Electronics	1,353,241	1.9
Publishing	1,320,064	1.8
Life & Health Insurance	1,229,798	1.7
Diversified Capital Markets	1,172,635	1.6
IT Consulting & Other Services	1,030,767	1.4
Diversified Commercial Services	1,014,404	1.4
Construction & Engineering	1,005,663	1.4
Office Electronics	975,335	1.4
Electronic Equipment Manufacturers	971,818	1.4
Computer Hardware	960,866	1.3
Diversified Metals & Mining	921,081	1.3
Food Retail	917,061	1.3
Building Products	851,955	1.2
Electrical Components & Equipment	807,671	1.1
Broadcasting & Cable TV	740,688	1.0
Photographic Products	688,125	1.0
Specialized Finance	657,944	0.9
Reinsurance	657,828	0.9
Tobacco	640,265	0.9
Communications Equipment	635,659	0.9
Specialty Chemicals	613,154	0.9
Apparel & Accessories	608,021	0.8
Trading Companies & Distributors	566,888	0.8
Industrial Gases	563,251	0.8
Distillers & Vintners	497,007	0.7
Advertising	488,508	0.7
Homebuilding	482,816	0.7
Hypermarkets & Super Centers	456,923	0.6
Home Entertainment Software	453,707	0.6
Semiconductors	426,534	0.6
Electric Utilities	408,524	0.6

Health Care Services	365,206	0.5
Airlines	358,943	0.5
Apparel Retail	337,758	0.5
Household Appliances	336,557	0.5
Movies & Entertainment	325,111	0.5
Construction Materials	323,585	0.5
Other Diversified Financial Services	321,254	0.4
Leisure Products	306,629	0.4
Commercial Printing	305,904	0.4
Metal & Glass Containers	290,767	0.4
Application Software	273,368	0.4
Consumer Finance	269,885	0.4
Railroads	254,071	0.4
Auto Parts & Equipment	251,812	0.4
Brewers	239,566	0.3
Health Care Supplies	222,020	0.3
Aerospace & Defense	218,828	0.3
Motorcycle Manufacturers	197,489	0.3
Technology Distributors	188,920	0.3
Semiconductor Equipment	178,327	0.2
Electronic Manufacturing Services	176,413	0.2
Computer Storage & Peripherals	174,187	0.2
Multi-Utilities & Unregulated Power	155,252	0.2
Textile	141,554	0.2
Gold	140,180	0.2
Property & Casualty	139,455	0.2
Distributors	135,001	0.2
Forest Products	130,381	0.2
Trucking	126,539	0.2
Marine Ports & Services	96,862	0.1
Specialty Stores	88,016	0.1
Asset Management & Custody Banks	85,064	0.1
Restaurants	84,940	0.1
Employment Services	52,270	0.1
Home Furnishings	31,279	0.0
Real Estate Investment Trusts	22,378	0.0
	$70,401,997	98.3%

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)                        A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)                       A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Series Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By:	/s/ James M. Dykas
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004